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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08716

     Evergreen Variable Annuity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for nine of its series, Evergreen VA Balanced Fund, Evergreen VA Core Bond Fund, Evergreen VA Diversified Income Builder Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund, for the six months ended June 30, 2007. These nine series have a December 31 fiscal year end.

Date of reporting period: June 30, 2007

Item 1 - Reports to Stockholders.

Evergreen VA Balanced Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen VA Balanced Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. In the international markets, emerging markets extended their performance advantage over developed markets during the six-month period. In contrast, the domestic fixed-income market increasingly struggled throughout the period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of the calendar year, concerns grew about potentially rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads, or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of economic growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three

1

LETTER TO SHAREHOLDERS continued

months of the year, but evidence of renewed economic strength became apparent in the second quarter. Resisting the effects of weakness in the housing market and rising energy prices, the economy produced solid gains in employment and personal income. Except in those population groups most vulnerable to higher energy prices, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures.

During this period, the managers of Evergreen’s variable annuity funds implemented strategies consistent with the asset classes and investment objectives of each fund. Equity-oriented portfolios tended to focus more on achieving capital growth, while fixed-income portfolios were managed for both total return and income.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective June 1, 2007, the section in the Fund’s prospectus entitled “INVESTMENT STRATEGY “ was replaced with the following: The Fund invests in a portfolio of equity and debt securities chosen for the potential for current income and capital growth. The proportion of the Fund’s assets invested in fixed income and equity securities will change based on the portfolio manager’s assessment of economic conditions and investment opportunities. The Fund normally invests at least 25% of its assets in fixed income securities. The equity portion of the Fund may include principally common and preferred stocks of U.S. companies across a broad range of market capitalizations, but will generally maintain a dollar-weighted average market capitalization within the market capitalization range tracked by the Russell 1000 Index. As of its last reconstitution in June 2006, the Russell 1000 Index had a market capitalization range of approximately $1.7 billion to $364.7 billion. The portfolio manager will seek out companies that she

2

believes have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation.

The Fund’s fixed income investments may include U.S. government securities, corporate bonds, convertible bonds, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations (CMOs) and other income producing securities. The Fund may invest without limit in securities rated below investment grade (or unrated securities determined by the portfolio manager to be of comparable quality). The Fund generally expects that the dollar-weighted average duration of its fixed income securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.

The Fund may, but will not necessarily, use derivative instruments, such as structured notes, futures and options, and swap agreements, as an alternative to investments directly in income-producing securities or to manage risk. The Fund may also, but will not necessarily, enter into foreign currency exchange contracts to hedge against adverse changes in currency exchange rates related to non-US dollar denominated holdings. The Fund typically uses derivatives as a substitute for taking a position in the underlying assets or basket of asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with other types of investments. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information (SAI). For purposes of determining compliance by a Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), a Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the Adviser, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed income security for these purposes.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Margaret D. Patel1

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	4.83%	4.64%

Average annual return

1-year	14.00%	13.70%

5-year	7.70%	7.44%

10-year	4.93%	4.80%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

1Effective April 23, 2007, Margaret D. Patel became a portfolio manager of the fund.

Effective June 1, 2007, Ms. Patel assumed sole day-to-day management responsibility of the fund.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Balanced Fund Class 1 shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Russell 1000 Index (Russell 1000), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI, Russell 1000 and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The Fund has previously compared its performance to the S&P 500 and the LBABI. Given recent changes to the Fund’s principal investment strategies, the Fund believes that the Russell 1000 is a more appropriate benchmark than the S&P 500. In future periods, the Fund will compare its performance to the LBABI and the Russell 1000.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class 1	$ 1,000.00	$ 1,048.26	$ 2.59
Class 2	$ 1,000.00	$ 1,046.41	$ 3.86
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,022.27	$ 2.56
Class 2	$ 1,000.00	$ 1,021.03	$ 3.81

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.51% for Class 1 and 0.76% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 1[1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 15.15	$ 14.13	$ 13.74	$13.04	$ 11.51	$ 13.05

Income from investment operations
Net investment income (loss)	0.24	0.36[2]	0.31[2]	0.24[2]	0.23	0.30
Net realized and unrealized gains or losses on investments	0.48	1.02	0.41	0.58	1.58	(1.56)

Total from investment operations	0.72	1.38	0.72	0.82	1.81	(1.26)

Distributions to shareholders from
Net investment income	(0.25)	(0.36)	(0.33)	(0.12)	(0.28)	(0.28)

Net asset value, end of period	$ 15.62	$ 15.15	$ 14.13	$13.74	$ 13.04	$ 11.51

Total return[3]	4.83%	9.85%	5.29%	6.31%	15.78%	(9.66%)

Ratios and supplemental data
Net assets, end of period (thousands)	$70,359	$76,093	$84,060	$104,601	$114,713	$131,386
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expensereductions	0.51%[4]	0.50%	0.53%	0.90%	0.93%	0.91%
Expenses excluding waivers/reimbursements
and expense reductions	0.51%[4]	0.50%	0.53%	0.90%	0.93%	0.91%
Net investment income (loss)	2.77%[4]	2.50%	2.22%	1.81%	1.77%	2.20%
Portfolio turnover rate	51%	52%	78%	128%	145%	165%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 2	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$15.13	$14.09	$13.70	$13.01	$11.50	$11.72

Income from investment operations
Net investment income (loss)	0.19	0.33	0.27[2]	0.21[2]	0.18[2]	0.10[2]
Net realized and unrealized gains or losses on investments	0.50	1.01	0.41	0.57	1.60	(0.04)

Total from investment operations	0.69	1.34	0.68	0.78	1.78	0.06

Distributions to shareholders from
Net investment income	(0.23)	(0.30)	(0.29)	(0.09)	(0.27)	(0.28)

Net asset value, end of period	$15.59	$15.13	$14.09	$13.70	$13.01	$11.50

Total return[3]	4.64%	9.62%	5.03%	6.03%	15.48%	0.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,953	$2,750	$2,606	$2,576	$1,239	$ 182
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.76%[4]	0.75%	0.78%	1.15%	1.20%	1.16%[4]
Expenses excluding waivers/reimbursementse
and expens reductions	0.76%[4]	0.75%	0.78%	1.15%	1.20%	1.16%[4]
Net investment income (loss)	2.53%[4]	2.26%	1.98%	1.61%	1.42%	2.00%[4]
Portfolio turnover rate	51%	52%	78%	128%	145%	165%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
FNMA, 6.20%, 01/01/2011 (cost $458)	$ 425	$432

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.0%
FIXED-RATE 0.0%
FNMA, 5.00%, 03/01/2036 (cost $4,505)	4,644	4,506

CORPORATE BONDS 10.7%
CONSUMER STAPLES 0.1%
Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	55,000	53,006

ENERGY 1.4%
Energy Equipment & Services 0.7%
Bristow Group, Inc., 7.50%, 09/15/2017 144A	460,000	463,450

Oil, Gas & Consumable Fuels 0.7%
Peabody Energy Corp., 5.875%, 04/15/2016	569,000	534,860

FINANCIALS 0.8%
Real Estate Investment Trusts 0.8%
Saul Centers, Inc., 7.50%, 03/01/2014	600,000	605,250

INDUSTRIALS 4.7%
Electrical Equipment 2.9%
Baldor Electric Co., 8.625%, 02/15/2017	1,300,000	1,381,250
General Cable Corp., 7.125%, 04/01/2017 144A	750,000	746,250

		2,127,500

Machinery 1.8%
Actuant Corp., 6.875%, 06/15/2017 144A	1,367,000	1,360,165

INFORMATION TECHNOLOGY 1.3%
Electronic Equipment & Instruments 0.1%
Itron, Inc., 7.75%, 05/15/2012	125,000	126,255

IT Services 0.2%
Iron Mountain, Inc., 6.625%, 01/01/2016	160,000	147,600

Semiconductors & Semiconductor Equipment 1.0%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	750,000	720,000

MATERIALS 1.4%
Containers & Packaging 1.4%
Crown Holdings, Inc., 7.75%, 11/15/2015	1,000,000	1,010,000

UTILITIES 1.0%
Electric Utilities 1.0%
Reliant Energy, Inc., 7.625%, 06/15/2014	750,000	735,000

Total Corporate Bonds (cost $7,962,883)		7,883,086

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 72.3%
CONSUMER DISCRETIONARY 4.2%
Internet & Catalog Retail 1.5%
Amazon.com, Inc. *	15,971	$1,092,576

Media 1.5%
News Corp., Class A	18,103	383,965
Omnicom Group, Inc.	13,978	739,716

		1,123,681

Multi-line Retail 0.6%
J.C. Penney Co., Inc.	5,953	430,878

Specialty Retail 0.6%
Best Buy Co., Inc.	8,687	405,422

CONSUMER STAPLES 5.9%
Beverages 1.5%
Diageo plc, ADR	8,387	698,721
PepsiCo, Inc.	6,274	406,869

		1,105,590

Food & Staples Retailing 1.1%
CVS Caremark Corp.	22,021	802,665

Food Products 0.4%
Kraft Foods, Inc., Class A	7,931	279,568

Household Products 1.8%
Procter & Gamble Co.	21,935	1,342,202

Tobacco 1.1%
Altria Group, Inc.	11,462	803,945

ENERGY 5.9%
Energy Equipment & Services 1.2%
Schlumberger, Ltd.	10,366	880,488

Oil, Gas & Consumable Fuels 4.7%
Apache Corp.	5,000	407,950
BP plc, ADR	8,304	599,051
ConocoPhillips	7,489	587,886
Exxon Mobil Corp.	20,000	1,677,600
Peabody Energy Corp.	3,400	164,492

		3,436,979

FINANCIALS 15.5%
Capital Markets 3.9%
Goldman Sachs Group, Inc.	1,200	260,100
Lazard, Ltd.	3,500	157,605
Legg Mason, Inc.	8,685	854,430
Merrill Lynch & Co., Inc.	4,543	379,704
Morgan Stanley	5,120	429,466

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
State Street Corp.	6,969	$476,680
T. Rowe Price Group, Inc.	5,891	305,684

		2,863,669

Commercial Banks 2.0%
U.S. Bancorp	17,816	587,038
Wells Fargo & Co.	24,489	861,278

		1,448,316

Consumer Finance 1.1%
American Express Co.	8,507	520,458
Capital One Financial Corp.	3,866	303,249

		823,707

Diversified Financial Services 4.2%
Bank of America Corp.	27,699	1,354,204
Citigroup, Inc.	25,000	1,282,250
JPMorgan Chase & Co.	10,000	484,500

		3,120,954

Insurance 2.2%
American International Group, Inc.	8,788	615,423
Hartford Financial Services Group, Inc.	5,200	512,252
Prudential Financial, Inc.	5,029	488,970

		1,616,645

Real Estate Investment Trusts 2.1%
Host Hotels & Resorts, Inc.	15,600	360,672
Mack-Cali Realty Corp.	7,800	339,222
Plum Creek Timber Co., Inc.	15,000	624,900
Simon Property Group, Inc.	2,000	186,080

		1,510,874

HEALTH CARE 10.4%
Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	12,743	717,941
Inverness Medical Innovations, Inc. *	6,500	331,630
Medtronic, Inc.	9,911	513,984
St. Jude Medical, Inc. *	9,486	393,574
Zimmer Holdings, Inc. *	4,493	381,411

		2,338,540

Health Care Providers & Services 0.7%
WellPoint, Inc. *	6,191	494,227

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.9%
Millipore Corp. *	2,500	$187,725
PerkinElmer, Inc.	7,300	190,238
Thermo Fisher Scientific, Inc. *	5,500	284,460

		662,423

Pharmaceuticals 5.6%
Abbott Laboratories	10,561	565,542
Bristol-Myers Squibb Co.	33,250	1,049,370
Johnson & Johnson	10,243	631,174
Novartis AG, ADR	5,292	296,722
Pfizer, Inc.	36,000	920,520
Wyeth	11,409	654,192

		4,117,520

INDUSTRIALS 12.7%
Aerospace & Defense 2.3%
Boeing Co.	3,000	288,480
DRS Technologies, Inc.	5,000	286,350
Lockheed Martin Corp.	5,991	563,933
Raytheon Co.	5,000	269,450
United Technologies Corp.	4,294	304,573

		1,712,786

Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc.	2,100	86,730
United Parcel Service, Inc., Class B	6,475	472,675

		559,405

Building Products 0.4%
Lennox International, Inc.	8,000	273,840

Electrical Equipment 3.1%
Cooper Industries, Inc.	9,000	513,810
Emerson Electric Co.	9,000	421,200
General Cable Corp. *	8,000	606,000
Rockwell Automation, Inc.	6,400	444,416
Roper Industries, Inc.	4,700	268,370

		2,253,796

Industrial Conglomerates 2.1%
General Electric Co.	40,392	1,546,206

Machinery 3.1%
Danaher Corp.	6,000	453,000
Donaldson Co., Inc.	5,100	181,305
Dover Corp.	8,000	409,200
ITT Corp.	2,800	191,184

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Pall Corp.	16,275	$748,487
Parker Hannifin Corp.	3,100	303,521

		2,286,697

Road & Rail 0.5%
Norfolk Southern Corp.	6,800	357,476

Trading Companies & Distributors 0.5%
Wesco International, Inc. *	6,000	362,700

INFORMATION TECHNOLOGY 11.9%
Communications Equipment 4.1%
Cisco Systems, Inc. *	45,210	1,259,099
QUALCOMM, Inc.	39,772	1,725,707

		2,984,806

Computers & Peripherals 0.4%
Dell, Inc. *	10,000	285,500

Electronic Equipment & Instruments 0.8%
Agilent Technologies, Inc. *	7,000	269,080
Amphenol Corp., Class A	8,000	285,200

		554,280

Internet Software & Services 1.5%
Google, Inc., Class A *	2,097	1,097,528

IT Services 1.0%
Accenture, Ltd., Class A	6,000	257,340
Automatic Data Processing, Inc.	10,284	498,465

		755,805

Semiconductors & Semiconductor Equipment 2.6%
Altera Corp. *	22,235	492,061
Intel Corp.	34,149	811,380
Texas Instruments, Inc.	17,018	640,387

		1,943,828

Software 1.5%
Microsoft Corp.	20,000	589,400
Oracle Corp. *	25,000	492,750

		1,082,150

MATERIALS 1.8%
Chemicals 0.7%
Air Products & Chemicals, Inc.	6,790	545,713

Construction Materials 0.7%
Texas Industries, Inc.	7,000	548,870

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 0.4%
Weyerhaeuser Co.	3,397	$268,125

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	12,793	530,909
Verizon Communications, Inc.	8,852	364,437

		895,346

Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.	23,828	493,478

UTILITIES 2.1%
Electric Utilities 1.8%
DPL, Inc.	10,730	304,088
Duke Energy Corp.	12,900	236,070
Exelon Corp.	5,123	371,930
NRG Energy, Inc. *	6,400	266,048
Progress Energy, Inc.	3,600	164,124

		1,342,260

Gas Utilities 0.3%
Questar Corp.	3,600	190,260

Total Common Stocks (cost $40,613,755)		53,041,724

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 2.1%
FINANCIALS 2.0%
Real Estate Investment Trusts 2.0%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$500,000	499,375
Macerich Co., 3.25%, 03/15/2012 144A	1,050,000	989,625

		1,489,000

HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	50,000	59,000

Total Convertible Debentures (cost $1,558,354)		1,548,000

	Shares	Value

MUTUAL FUND SHARES 0.3%
Putnam Master Intermediate Income Trust	10,500	69,300
Putnam Premier Income Trust	17,700	116,820

Total Mutual Fund Shares (cost $170,729)		186,120

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 15.0%
MUTUAL FUND SHARES 15.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.01% q ø
(cost $10,968,059)	10,968,059	$10,968,059

Total Investments (cost $61,278,743) 100.4%		73,631,927
Other Assets and Liabilities (0.4%)		(319,054)

Net Assets 100.0%		$73,312,873

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
FNMA	Federal National Mortgage Association

The following table shows portfolio composition as a percent of total investments as of June 30, 2007:

Financials	18.3%
Industrials	17.4%
Information Technology	13.2%
Health Care	10.4%
Energy	7.2%
Consumer Staples	6.0%
Consumer Discretionary	4.1%
Materials	3.2%
Utilities	3.1%
Telecommunication Services	1.9%
Mutual Fund Shares	0.3%
Cash Equivalents	14.9%

100.0%

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2007:

AAA	60.1%
BB	13.2%
B	22.3%
NR	4.4%

100.0%

The following table shows the percent of total investments (excluding equity positions) based on effective maturity as of June 30, 2007:

Less than 1 year	60.1%
3 to 5 years	5.0%
5 to 10 years	32.9%
10 to 20 years	2.0%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $50,310,684)	$62,663,868
Investments in affiliated money market fund, at value (cost $10,968,059)	10,968,059

Total investments	73,631,927
Receivable for securities sold	116,139
Principal paydown receivable	2,400
Receivable for Fund shares sold	6,216
Dividends and interest receivable	254,805

Total assets	74,011,487

Liabilities
Payable for securities purchased	618,438
Payable for Fund shares redeemed	49,587
Advisory fee payable	1,832
Distribution Plan expenses payable	61
Due to other related parties	613
Accrued expenses and other liabilities	28,083

Total liabilities	698,614

Net assets	$73,312,873

Net assets represented by
Paid-in capital	$80,360,011
Undistributed net investment income	1,028,944
Accumulated net realized losses on investments	(20,429,266)
Net unrealized gains on investments	12,353,184

Total net assets	$73,312,873

Net assets consists of
Class 1	$70,359,440
Class 2	2,953,433

Total net assets	$73,312,873

Shares outstanding (unlimited number of shares authorized)
Class 1	4,504,241
Class 2	189,421

Net asset value per share
Class 1	$15.62
Class 2	$15.59

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Interest	$539,852
Dividends (net of foreign withholding taxes of $872)	505,020
Income from affiliate	92,748
Other	91,209
Securities lending	32

Total investment income	1,228,861

Expenses
Advisory fee	112,681
Distribution Plan expenses	3,551
Administrative services fee	37,322
Transfer agent fees	191
Trustees’ fees and expenses	940
Printing and postage expenses	16,316
Custodian and accounting fees	11,285
Professional fees	11,200
Other	212

Total expenses	193,698
Less: Expense reductions	(886)

Net expenses	192,812

Net investment income	1,036,049

Net realized and unrealized gains or losses on investments
Net realized gains on investments	2,256,065
Net change in unrealized gains or losses on investments	304,109

Net realized and unrealized gains or losses on investments	2,560,174

Net increase in net assets resulting from operations	$3,596,223

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006

Operations
Net investment income		$1,036,049		$2,028,695
Net realized gains on investments		2,256,065		3,315,036
Net change in unrealized gains or losses
on investments		304,109		2,225,132

Net increase in net assets resulting from
operations		3,596,223		7,568,863

Distributions to shareholder from
Net investment income
Class 1		(1,182,812)		(1,942,133)
Class 2		(42,747)		(56,313)

Total distributions to shareholders		(1,225,559)		(1,998,446)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	80,442	1,232,761	455,457	6,584,390
Class 2	10,993	166,590	16,837	242,883

		1,399,351		6,827,273

Net asset value of shares issued in
reinvestment of distributions
Class 1	79,651	1,182,812	132,049	1,942,133
Class 2	2,880	42,747	3,842	56,313

		1,225,559		1,998,446

Payment for shares redeemed
Class 1	(678,102)	(10,429,838)	(1,513,658)	(21,877,922)
Class 2	(6,260)	(95,361)	(23,831)	(342,025)

		(10,525,199)		(22,219,947)

Net decrease in net assets resulting
from capital share transactions		(7,900,289)		(13,394,228)

Total decrease in net assets		(5,529,625)		(7,823,811)
Net assets
Beginning of period		78,842,498		86,666,309

End of period		$73,312,873		$78,842,498

Undistributed net investment income		$1,028,944		$1,218,454

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Balanced Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.21% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Balanced Fund, increase.

Prior to June 1, 2007, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, was the investment sub-advisor to the fixed income portion of the Fund and was paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $6,525 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended June 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 12,755,719	$ 25,531,326	$ 27,847,006	$ 27,931,539

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $61,631,387. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,793,725 and $793,185, respectively, with a net unrealized appreciation of $12,000,540.

As of December 31, 2006, the Fund had $22,302,814 in capital loss carryovers for federal income tax purposes with $7,133,540 expiring in 2009, $8,868,654 expiring in 2010 and $6,300,620 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended June 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566885 rv4 8/2007

Evergreen VA Core Bond Fund

Evergreen

VA CORE BOND FUND

Semiannual Report
as of June 30, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen VA Core Bond Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. In the international markets, emerging markets extended their performance advantage over developed markets during the six-month period. In contrast, the domestic fixed-income market increasingly struggled throughout the period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of the calendar year, concerns grew about potentially

1

LETTER TO SHAREHOLDERS continued

rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads, or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of economic growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the year, but evidence of renewed economic strength became apparent in the second quarter. Resisting the effects of weakness in the housing market and rising energy prices, the economy produced solid gains in employment and personal income. Except in those population groups most vulnerable to higher energy prices, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures.

During this period, the managers of Evergreen’s variable annuity funds implemented strategies consistent with the asset classes and investment objectives of each fund. Equity-oriented portfolios tended to focus more on achieving capital growth,

2

LETTER TO SHAREHOLDERS continued

while fixed-income portfolios were managed for both total return and income.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA

• Parham M. Behrooz, CFA

• Mehmet Camurdan, CFA

• Eric R. Harper, CFA

• Todd C. Kuimjian, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 7/31/2002

	Class 1	Class 2
Class inception date	7/31/2002	7/31/2002

6-month return	0.91%	0.80%

Average annual return

1-year	5.84%	5.54%

Since portfolio inception	4.06%	3.80%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Core Bond Fund Class 1 shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class 1	$ 1,000.00	$ 1,009.14	$ 2.79
Class 2	$ 1,000.00	$ 1,007.97	$ 4.03
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,022.02	$ 2.81
Class 2	$ 1,000.00	$ 1,020.78	$ 4.06

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.56% for Class 1 and 0.81% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 1	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 9.99	$10.05	$10.17	$10.15	$10.23	$10.00

Income from investment operations
Net investment income (loss)	0.24	0.46[2]	0.40[2]	0.37	0.36	0.16
Net realized and unrealized gains or losses on
investments	(0.15)	(0.04)	(0.16)	0.05	0.03	0.29

Total from investment operations	0.09	0.42	0.24	0.42	0.39	0.45

Distributions to shareholders from
Net investment income	(0.02)	(0.48)	(0.36)	(0.35)	(0.44)	(0.15)
Net realized gains	0	0	0[3]	(0.05)	(0.02)	(0.07)
Tax basis return of capital	0	0	0	0	(0.01)	0

Total distributions to shareholders	(0.02)	(0.48)	(0.36)	(0.40)	(0.47)	(0.22)

Net asset value, end of period	$10.06	$ 9.99	$10.05	$10.17	$10.15	$10.23

Total return[4]	0.91%	4.21%	2.40%	4.08%	3.86%	4.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 104	$ 104	$ 129	$1,017	$1,015	$1,024
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.56%[5]	0.53%	0.56%	0.57%	0.62%	0.65%[5]
Expenses excluding waivers/reimbursements
and expense reductions	0.56%[5]	0.53%	0.56%	0.57%	0.62%	0.65%[5]
Net investment income (loss)	4.82%[5]	4.56%	3.90%	3.59%	3.45%	3.70%[5]
Portfolio turnover rate	78%	152%	197%	193%	153%	178%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 2	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.00	$ 10.05	$ 10.17	$ 10.16	$ 10.23	$ 10.00

Income from investment operations
Net investment income (loss)	0.23	0.44[2]	0.38[2]	0.35[2]	0.34	0.15
Net realized and unrealized gains or losses on
investments	(0.15)	(0.04)	(0.16)	0.03	0.03	0.29

Total from investment operations	0.08	0.40	0.22	0.38	0.37	0.44

Distributions to shareholders from
Net investment income	(0.01)	(0.45)	(0.34)	(0.32)	(0.41)	(0.14)
Net realized gains	0	0	0[3]	(0.05)	(0.02)	(0.07)
Tax basis return of capital	0	0	0	0	(0.01)	0

Total distributions to shareholders	(0.01)	(0.45)	(0.34)	(0.37)	(0.44)	(0.21)

Net asset value, end of period	$ 10.07	$ 10.00	$ 10.05	$ 10.17	$ 10.16	$ 10.23

Total return[4]	0.80%	3.96%	2.17%	3.76%	3.61%	4.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$49,652	$50,869	$46,680	$29,949	$21,835	$20,499
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.81%[5]	0.78%	0.82%	0.81%	0.87%	0.90%[5]
Expenses excluding waivers/reimbursements and
expense reductions	0.81%[5]	0.78%	0.82%	0.81%	0.87%	0.90%[5]
Net investment income (loss)	4.57%[5]	4.33%	3.74%	3.35%	3.17%	3.47%[5]
Portfolio turnover rate	78%	152%	197%	193%	153%	178%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.3%
FIXED-RATE 9.2%
FNMA:
4.43%, 08/01/2009	$ 300,000	$295,867
4.59%, 06/01/2011	355,375	347,148
4.88%, 10/01/2012	498,825	489,533
4.96%, 11/01/2008	387,099	384,861
5.91%, 02/01/2012	338,487	343,799
6.01%, 02/01/2012	319,834	326,207
6.02%, 01/01/2009 ##	542,969	544,688
6.20%, 01/01/2011 - 05/01/2011	698,437	710,235
6.22%, 12/01/2008	178,819	178,467
6.32%, 01/01/2011 ##	933,957	950,970

		4,571,775

FLOATING-RATE 3.1%
FNMA:
6.08%, 08/01/2016	481,332	495,859
6.11%, 02/01/2012	547,480	560,339
7.25%, 12/01/2010	478,008	501,338

		1,557,536

Total Agency Commercial Mortgage-Backed Securities (cost $6,322,394)		6,129,311

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 16.2%
FIXED-RATE 16.2%
FHLMC:
Ser. 2427, Class LW, 6.00%, 03/15/2017	156,738	158,111
Ser. 2621, Class QG, 5.00%, 08/15/2031	570,000	545,047
Ser. 2694, Class QH, 4.50%, 03/15/2032	550,000	511,255
Ser. 2695, Class BG, 4.50%, 04/15/2032	540,000	502,022
Ser. 2760, Class EA, 4.50%, 04/15/2013	155,098	154,183
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	223,427
Ser. 2929, Class PD, 5.00%, 09/15/2030	520,000	502,123
Ser. 3003, Class LD, 5.00%, 12/15/2034	545,000	515,388
Ser. 3028, Class MD, 5.00%, 03/15/2032	515,000	496,357
Ser. 3059, Class CD, 5.00%, 04/15/2031	595,000	572,281
Ser. 3079, Class MD, 5.00%, 03/15/2034	605,000	568,429
Ser. 3082, Class PJ, 5.00%, 09/15/2034	450,000	422,606
Ser. 3115, Class LA, 5.00%, 06/15/2031	352,291	343,560
Ser. 3187, Class A, 5.00%, 02/15/2032	685,194	666,681
FNMA:
Ser. 2002-5, Class PJ, 6.00%, 10/25/2021	377,717	379,783
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	346,812	349,477
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	369,180	363,365
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	325,000	305,418
Ser. 2004-60, Class PA, 5.50%, 04/25/2034	487,525	482,695

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $8,133,238)		8,062,208

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 15.5%
FIXED-RATE 12.1%
FHLMC:
4.50%, 05/01/2034	$241,373	$219,977
6.50%, 09/01/2019	183,689	187,935
FHLMC 30 year, 5.50%, TBA #	2,300,000	2,218,421
FNMA:
4.50%, 04/01/2019	227,985	216,982
5.00%, 10/01/2020 - 03/01/2036	1,077,772	1,044,499
7.00%, 06/01/2032	22,013	22,809
FNMA 15 year:
5.00%, TBA #	700,000	676,484
5.50%, TBA #	490,000	482,727
FNMA 30 year:
5.00%, TBA #	320,000	299,850
6.00%, TBA #	635,000	628,154
GNMA, 5.50%, 09/20/2029	21,369	21,589

		6,019,427

FLOATING-RATE 3.4%
FHLMC, 5.34%, 12/01/2035	3,248	3,204
FNMA:
5.32%, 09/01/2035	446,730	437,762
5.45%, 01/01/2036	392,872	389,948
5.48%, 03/01/2036	300,810	297,966
5.93%, 11/01/2036	544,494	545,070
GNMA, 5.50%, 07/20/2030	28,881	29,235

		1,703,185

Total Agency Mortgage-Backed Pass Through Securities (cost $7,773,497)		7,722,612

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.3%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $181,941)	176,963	176,121

ASSET-BACKED SECURITIES 4.6%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%,
09/25/2035	260,000	243,337
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	290,000	286,524
Ser. 2005-4, Class A3, 5.25%, 09/25/2035	240,000	234,990
Deutsche Securities, Inc., NIM, Ser. 2007-0A1, Class N1, 6.50%,
02/25/2047 144A	203,628	203,565
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	275,000	273,058
Lehman XS Trust:
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	415,000	404,206
Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	145,000	138,151
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	260,000	259,082
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 02/25/2036	235,000	233,565

Total Asset-Backed Securities (cost $2,303,758)		2,276,478

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.9%
FIXED-RATE 11.1%
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	$ 129,018	$126,813
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	505,000	491,055
Ser. 2006-C8, Class A4, 5.31%, 12/10/2046	925,000	887,831
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4, 4.80%,
03/15/2036	485,000	464,656
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.89%, 12/10/2049	350,000	340,219
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%,
07/05/2035	265,243	262,283
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	485,000	465,175
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	350,000	338,441
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C7, Class A4, 4.93%, 09/15/2035	420,000	404,081
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	338,304	332,657
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	360,000	337,488
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%,
12/12/2049	535,000	508,266
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	255,642	256,726
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	350,000	336,639

		5,552,330

FLOATING-RATE 2.8%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.48%, 06/10/2039	415,000	409,047
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4,
5.54%, 06/12/2041	570,000	560,006
Morgan Stanley Capital I, Inc., Ser. 2006-HQ8, Class A4, 5.56%, 03/12/2044	420,000	410,459

		1,379,512

Total Commercial Mortgage-Backed Securities (cost $7,089,202)		6,931,842

CORPORATE BONDS 16.4%
CONSUMER DISCRETIONARY 1.8%
Media 0.6%
Time Warner, Inc., 7.625%, 04/15/2031	275,000	295,462

Multi-line Retail 0.8%
May Department Stores Co.:
6.90%, 01/15/2032	250,000	238,516
7.45%, 09/15/2011	150,000	156,785

		395,301

Specialty Retail 0.4%
Home Depot, Inc., 5.875%, 12/16/2036	250,000	223,480

CONSUMER STAPLES 0.6%
Food Products 0.6%
General Mills, Inc., 6.00%, 02/15/2012	275,000	278,229

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	$ 225,000	$237,867

FINANCIALS 9.5%
Capital Markets 1.8%
Goldman Sachs Group, Inc., 5.30%, 02/14/2012 (p)	250,000	246,288
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	151,525
Morgan Stanley, 5.625%, 01/09/2012	275,000	273,809
Northern Trust Corp., 7.10%, 08/01/2009	200,000	206,464

		878,086

Commercial Banks 1.0%
National City Corp., 4.50%, 03/15/2010	300,000	293,726
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	205,503

		499,229

Consumer Finance 3.5%
Caterpillar Financial Services Corp., 3.70%, 08/15/2008	300,000	294,258
General Electric Capital Corp., 6.125%, 02/22/2011	400,000	408,046
HSBC Finance Corp.:
4.125%, 11/16/2009	150,000	145,737
4.625%, 09/15/2010	150,000	146,084
5.70%, 06/01/2011	300,000	301,090
Sprint Capital Corp., 6.875%, 11/15/2028	500,000	477,226

		1,772,441

Diversified Financial Services 0.5%
Bank of America Corp., 5.30%, 03/15/2017	250,000	239,165

Insurance 1.3%
American International Group, Inc.:
4.70%, 10/01/2010	275,000	269,883
5.625%, 08/17/2011	400,000	399,616

		669,499

Real Estate Investment Trusts 0.9%
BRE Properties, Inc., 5.50%, 03/15/2017	250,000	240,802
ERP Operating, LP, 5.75%, 06/15/2017	200,000	196,438

		437,240

Thrifts & Mortgage Finance 0.5%
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	241,283

HEALTH CARE 1.7%
Biotechnology 0.6%
Amgen, Inc., 6.375%, 06/01/2037 144A	275,000	269,937

Health Care Providers & Services 0.6%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	325,000	313,600

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Pharmaceuticals 0.5%
Abbott Laboratories, 5.875%, 05/15/2016	$250,000	$250,492

INDUSTRIALS 0.6%
Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	286,207

MATERIALS 0.5%
Chemicals 0.5%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	250,000	237,744

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.3%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	137,536

Wireless Telecommunication Services 0.6%
AT&T Wireless, 8.125%, 05/01/2012	300,000	330,194

UTILITIES 0.3%
Electric Utilities 0.1%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	51,892

Gas Utilities 0.2%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	105,111

Total Corporate Bonds (cost $8,317,806)		8,149,995

U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Bonds:
6.00%, 02/15/2026 (p)	1,060,000	1,157,389
7.25%, 08/15/2022 (p)	1,555,000	1,882,887
U.S. Treasury Notes, 4.875%, 08/15/2016 (p)	1,010,000	997,927

Total U.S. Treasury Obligations (cost $4,037,200)		4,038,203

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.5%
FIXED-RATE 2.8%
Harborview NIM Corp., Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	167,240	167,523
Sharps, LLC, NIM Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	176,673	176,483
Washington Mutual, Inc.:
Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	525,000	515,196
Ser. 2005-AR10, Class 1A2, 4.84%, 09/25/2035	525,000	513,780

		1,372,982

FLOATING-RATE 0.7%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.70%,
02/25/2035	355,000	346,820

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,726,440)		1,719,802

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 7.4%
FIXED-RATE 1.0%
Washington Mutual, Inc., Mtge. Pass-Through Certificates, Ser. 2007-HY5,
Class 1A1, 5.71%, 06/25/2037	$ 490,000	$487,844

FLOATING-RATE 6.4%
Banc of America Mtge. Securities, Inc., Ser. 2006-F, Class 1A1, 5.17%,
07/20/2036	514,009	508,914
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.11%, 10/25/2035	485,193	478,973
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.85%,
06/25/2036	413,754	414,000
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046
144A	242,012	239,785
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.86%,
08/25/2036	436,683	436,282
Washington Mutual, Inc., Ser. 2007-0A5, Class 1A1B, 5.78%, 06/25/2047	447,551	447,726
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%,
07/25/2036	664,764	661,439

		3,187,119

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $3,678,635)		3,674,963

YANKEE OBLIGATIONS - CORPORATE 0.9%
MATERIALS 0.4%
Metals & Mining 0.4%
Alcan, Inc., 6.125%, 12/15/2033	245,000	228,357

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Vodafone Group plc, 5.625%, 02/27/2017 (p)	250,000	239,485

Total Yankee Obligations - Corporate (cost $489,642)		467,842

	Shares	Value

MUTUAL FUND SHARES 2.3%
MFS Charter Income Trust	13,400	113,498
MFS Government Markets Income Trust (p)	16,300	108,395
MFS Intermediate Income Trust	26,800	162,140
MFS Multimarket Income Trust	18,400	109,296
Putnam Master Intermediate Income Trust	18,100	119,460
Putnam Premier Income Trust	24,605	162,393
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	13,400	152,358
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	18,700	215,798

Total Mutual Fund Shares (cost $1,108,670)		1,143,338

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 8.0%
REPURCHASE AGREEMENTS (v) 8.0%
Banc of America Securities, LLC, 5.39%, dated 06/29/2007, maturing 07/02/2007,
maturity value $3,978,536 (cost $3,976,750)	$ 3,976,750	$3,976,750

	Shares	Value

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
Evergreen Institutional Money Market Fund, Class I, 5.21% (q) ø ##
(cost $2,913,430)	2,913,430	2,913,430

Total Investments (cost $58,052,603) 115.3%		57,382,895
Other Assets and Liabilities (15.3%)		(7,626,225)

Net Assets 100.0%		$49,756,670

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
(v)	Collateralized by U.S. government agency obligations at period end.
(q)	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard and Poor’s ratings as of June 30, 2007:

AAA	81.5%
AA	5.1%
A	8.1%
BBB	5.3%

100.0%

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) based on effective maturity as of June 30, 2007:

Less than 1 year	3.7%
1 to 3 year(s)	11.6%
3 to 5 years	31.2%
5 to 10 years	43.0%
10 to 20 years	6.2%
20 to 30 years	4.3%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $55,139,173) including $4,611,522 of securities
loaned	$54,469,465
Investments in affiliated money market fund, at value (cost $2,913,430)	2,913,430

Total investments	57,382,895
Receivable for securities sold	2,707,604
Principal paydown receivable	52,712
Dividends and interest receivable	409,020
Receivable for securities lending income	387
Unrealized gains on total return swap transactions	546

Total assets	60,553,164

Liabilities
Payable for securities purchased	6,750,531
Payable for Fund shares redeemed	54,891
Unrealized losses on total return swap transactions	1,043
Payable for securities on loan	3,976,750
Advisory fee payable	1,305
Distribution Plan expenses payable	1,017
Due to other related parties	443
Accrued expenses and other liabilities	10,514

Total liabilities	10,796,494

Net assets	$49,756,670

Net assets represented by
Paid-in capital	$49,967,106
Undistributed net investment income	1,129,637
Accumulated net realized losses on investments	(669,868)
Net unrealized losses on investments	(670,205)

Total net assets	$49,756,670

Net assets consists of
Class 1	$104,411
Class 2	49,652,259

Total net assets	$49,756,670

Shares outstanding (unlimited number of shares authorized)
Class 1	10,383
Class 2	4,930,331

Net asset value per share
Class 1	$10.06
Class 2	$10.07

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Interest	$1,220,900
Income from affiliate	74,142
Dividends	31,364
Securities lending	3,073

Total investment income	1,329,479

Expenses
Advisory fee	79,138
Distribution Plan expenses	61,697
Administrative services fee	24,590
Transfer agent fees	500
Trustees’ fees and expenses	1,298
Printing and postage expenses	10,726
Custodian and accounting fees	9,642
Professional fees	11,806
Other	104

Total expenses	199,501
Less: Expense reductions	(623)

Net expenses	198,878

Net investment income	1,130,601

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(228,162)
Total return swap transactions	4,055

Net realized losses on investments	(224,107)
Net change in unrealized gains or losses on investments	(507,027)

Net realized and unrealized gains or losses on investments	(731,134)

Net increase in net assets resulting from operations	$399,467

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006

Operations
Net investment income		$1,130,601		$2,254,058
Net realized losses on investments		(224,107)		(249,658)
Net change in unrealized gains or losses
on investments		(507,027)		95,535

Net increase in net assets resulting from
operations		399,467		2,099,935

Distributions to shareholders from
Net investment income
Class 1		(223)		(5,054)
Class 2		(48,511)		(2,206,891)

Total distributions to shareholders		(48,734)		(2,211,945)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 2	90,534	911,728	821,356	8,239,436

Net asset value of shares issued in
reinvestment of distributions
Class 2	4,770	48,511	220,017	2,206,891

Payment for shares redeemed
Class 1	0	0	(2,492)	(25,000)
Class 2	(250,462)	(2,526,894)	(600,033)	(6,145,689)

		(2,526,894)		(6,170,689)

Net increase (decrease) in net assets
resulting from capital share transactions		(1,566,655)		4,275,638

Total increase (decrease) in net assets		(1,215,922)		4,163,628
Net assets
Beginning of period		50,972,592		46,808,964

End of period		$49,756,670		$50,972,592

Undistributed net investment income		$1,129,637		$47,770

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Core Bond Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counter-party at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.28% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Core Bond Fund, increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended June 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S	U.S.	Non-U.S.
Government	Government	Government	Government

$ 29,057,292	$ 12,926,471	$ 29,106,151	$10,312,516

During the six months ended June 30, 2007, the Fund loaned securities to certain brokers. At June 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $4,611,522 and $4,669,832, respectively. Of the total value of the collateral received for securities on loan, $693,082 represents the market value of U.S. government agency obligations received as non-cash collateral.

At June 30, 2007, the Fund had the following open total return swap agreements:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Gain (Loss)

11/01/2007	$ 1,000,000	Agreement dated 5/10/2007 to receive	Lehman	$ 546
		31 basis points and to receive the	Brothers
		positive spread return or pay the	Holdings, Inc.
negative spread return on the Lehman
Brothers CMBS AAA 8.5+yr Index which
are multipled by the notional amount.

01/01/2008	1,000,000	Agreement dated 06/25/2007 to	Lehman	(1,043)
		receive 35 basis points and to receive	Brothers
		the positive spread return or pay the	Holdings, Inc.
negative spread return on the Lehman
Brothers CMBS AAA 8.5+ yr Index which
are multipled by the notional amount.

01/01/2008	1,000,000	Agreement dated 06/29/2007 to	Lehman	0
		receive 20 basis points and to receive	Brothers
		the positive spread return or pay the	Holdings, Inc.
negative spread return on the Lehman
Brothers CMBS AAA 8.5+yr Index which
are multipled by the notional amount.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $58,159,640. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,007 and $791,752, respectively, with a net unrealized depreciation of $776,745.

As of December 31, 2006, the Fund had $404,955 in capital loss carryovers for federal income tax purposes with $35,457 expiring in 2013 and $369,498 expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended June 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP, (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships..

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2006

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566886 rv4 8/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566886  rv4   8/2007

Evergreen VA Diversified Income Builder Fund

Evergreen

VA DIVERSIFIED INCOME BUILDER FUND
FORMERLY, VA STRATEGIC INCOME FUND

Semiannual Report
as of June 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen VA Diversified Income Builder Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. In the international markets, emerging markets extended their performance advantage over developed markets during the six-month period. In contrast, the domestic fixed-income market increasingly struggled throughout the period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of the calendar year, concerns grew about potentially rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads, or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of economic growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the year, but evidence of renewed economic strength became apparent in the second quarter. Resisting the effects of weakness in the housing market and rising

1

LETTER TO SHAREHOLDERS continued

energy prices, the economy produced solid gains in employment and personal income. Except in those population groups most vulnerable to higher energy prices, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures.

During this period, the managers of Evergreen’s variable annuity funds implemented strategies consistent with the asset classes and investment objectives of each fund. Equity-oriented portfolios tended to focus more on achieving capital growth, while fixed-income portfolios were managed for both total return and income.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Goal and Strategy Changes:

Effective June 1, 2007, the section of the Fund’s prospectus entitled “INVESTMENT GOAL” was replaced with the following:

The Fund seeks high current income from investments in income-producing securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.

In addition, effective June 1, 2007, the section of the Fund’s prospectus entitled “INVESTMENT STRATEGY” was replaced with the following: The Fund invests principally in a portfolio of securities selected by the adviser to provide high current income. The Fund will normally invest at least 80% of its assets in a diversified portfolio of U.S. and non-U.S. income producing securities, which may include debt securities of any quality, dividend-paying common and preferred stocks, convertible bonds, and derivatives (such as structured notes) providing a return expected to be comparable to an investment in those securities.

Common stocks in which the Fund invests may include stocks of domestic or foreign companies, securities of exchange-traded funds that invest in equity securities, securities of real estate investment trusts (REITs), and warrants and rights to purchase common stocks. The Fund does not normally expect to invest more than 25% of its assets in

2

common stocks. Although the Fund’s adviser expects that, in most cases, the Fund will purchase common stocks for their dividend-paying ability, in some cases, the Fund may purchase common stocks for what the adviser considers to be their potential for capital growth.

The Fund may, but will not necessarily, use derivative instruments, such as structured notes, futures and options, and swap agreements, as an alternative to investments directly in income-producing securities or to manage risk. The Fund may also, but will not necessarily, enter into foreign currency exchange contracts to hedge against adverse changes in currency exchange rates related to non-US dollar denominated holdings. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with other types of investments. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information (SAI).

For purposes of determining compliance by a Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), a Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the Adviser, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed income security for these purposes.

Securities in the Fund’s portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers; there is no limit on the amount of the Fund’s portfolio that may be invested in foreign securities.

The Fund may invest a portion of its portfolio in U.S. government securities, including zero coupon U.S. Treasury securities, and in asset-backed securities, mortgage-backed securities, collateralized mortgage obligations (CMOs), and money market instruments.

The Fund’s portfolio manager seeks to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and a review of sector and industry trends as well as fundamental company, balance sheet and cash flow analysis.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• Margaret D. Patel1

PERFORMANCE AND RETURNS
Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	1.16%	1.07%

Average annual return

1-year	6.75%	6.50%

5-year	7.80%	7.54%

10-year	6.28%	6.15%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

1 Effective April 23, 2007, Margaret D. Patel became a portfolio manager of the fund.

Effective June 1, 2007, Ms. Patel assumed sole day-to-day management responsibility of the fund.

4

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Diversified Income Builder Fund Class 1 shares versus a similar investment in the Evergreen Diversified Income Builder Blended Index^ (EDIBBI), the JPMorgan Global Government Bond Index Excluding U.S. (JPMGXUS), the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The EDIBBI, the JPMGXUS, the LBABI and the MLHYMI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The Evergreen Diversified Income Builder Blended Index is composed of the following indexes: MLHYMI (50%), JPMGXUS (25%) and LBABI (25%).

^ Effective June 1, 2007, Evergreen Strategic Income Blended Index changed its name to Evergreen Diversified Income Builder Blended Index.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class 1	$ 1,000.00	$ 1,011.64	$ 3.24
Class 2	$ 1,000.00	$ 1,010.70	$ 4.49
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.57	$ 3.26
Class 2	$ 1,000.00	$ 1,020.33	$ 4.51

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.65% for Class 1 and 0.90% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 1[1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.31	$ 10.08	$ 10.78	$ 10.50	$ 9.88	$ 9.03

Income from investment operations
Net investment income (loss)	0.30[2]	0.56[2]	0.54[2]	0.55[2]	0.63[2]	0.59[2]
Net realized and unrealized gains or losses on investments	(0.18)	0.04	(0.62)	0.33	1.02	0.81

Total from investment operations	0.12	0.60	(0.08)	0.88	1.65	1.40

Distributions to shareholders from
Net investment income	0	(0.37)	(0.53)	(0.50)	(1.03)	(0.55)
Net realized gains	0	0	(0.09)	(0.10)	0	0

Total distributions to shareholders	0	(0.37)	(0.62)	(0.60)	(1.03)	(0.55)

Net asset value, end of period	$ 10.43	$ 10.31	$ 10.08	$ 10.78	$ 10.50	$ 9.88

Total return[3]	1.16%	5.94%	(0.69%)	8.41%	16.75%	15.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,200	$41,395	$45,293	$49,593	$50,637	$37,693
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.65%[4]	0.61%	0.61%	0.73%	0.78%	0.79%
Expenses excluding waivers/reimbursements
and expense reductions	0.65%[4]	0.61%	0.61%	0.73%	0.78%	0.79%
Net investment income (loss)	5.76%[4]	5.51%	5.02%	5.19%	5.87%	6.12%
Portfolio turnover rate	97%	97%	81%	125%	114%	189%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company’s separate account.
4 Annualized
See Notes to Financial Statements
7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 2	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.28	$ 10.05	$ 10.76	$ 10.49	$ 9.88	$9.57

Income from investment operations
Net investment income (loss)	0.28	0.54[2]	0.51[2]	0.53[2]	0.57[2]	0.26[2]
Net realized and unrealized gains or losses on investments	(0.17)	0.03	(0.62)	0.32	1.05	0.59

Total from investment operations	0.11	0.57	(0.11)	0.85	1.62	0.85

Distributions to shareholders from
Net investment income	0	(0.34)	(0.51)	(0.48)	(1.01)	(0.54)
Net realized gains	0	0	(0.09)	(0.10)	0	0

Total distributions to shareholders	0	(0.34)	(0.60)	(0.58)	(1.01)	(0.54)

Net asset value, end of period	$ 10.39	$ 10.28	$ 10.05	$ 10.76	$10.49	$9.88

Total return[3]	1.07%	5.68%	(1.01%)	8.14%	16.50%	8.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,179	$48,667	$41,332	$25,784	$7,493	$ 339
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.90%[4]	0.86%	0.87%	0.97%	1.04%	1.05%[4]
Expenses excluding waivers/reimbursements
and expense reductions	0.90%[4]	0.86%	0.87%	0.97%	1.04%	1.05%[4]
Net investment income (loss)	5.51%[4]	5.27%	4.77%	4.98%	5.33%	6.12%[4]
Portfolio turnover rate	97%	97%	81%	125%	114%	189%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company’s separate account.
4 Annualized
See Notes to Financial Statements
8

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.6%
FIXED-RATE 0.6%
FHLMC 30 year, 5.50%, TBA # (cost $529,501)	$ 545,000	$ 525,669

ASSET-BACKED SECURITIES 1.7%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN,
5.82%, 02/08/2047 144A (cost $1,495,500)	1,500,000	1,466,640

CORPORATE BONDS 56.0%
CONSUMER DISCRETIONARY 4.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 (R)	125,000	135,312
11.00%, 03/01/2011	35,000	38,194

		173,506

Automobiles 0.4%
General Motors Corp., 8.375%, 07/15/2033 (R)	325,000	298,188

Hotels, Restaurants & Leisure 0.2%
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	200,000	200,750

Household Durables 0.2%
Libbey, Inc., FRN, 12.38%, 06/01/2011	150,000	166,500

Leisure Equipment & Products 0.0%
Remington Arms Company, Inc., 10.50%, 02/01/2011	10,000	10,188

Media 2.2%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	425,000	445,187
Dex Media East, LLC, 9.875%, 11/15/2009	350,000	363,020
Lamar Media Corp., 6.625%, 08/15/2015	550,000	523,875
Mediacom Communications Corp., 9.50%, 01/15/2013 (R)	575,000	587,219

		1,919,301

Multi-line Retail 0.2%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	150,000	161,250

Specialty Retail 0.5%
Payless ShoeSource, Inc., 8.25%, 08/01/2013	450,000	460,125

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	70,000	72,625

CONSUMER STAPLES 0.1%
Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	55,000	53,006

ENERGY 7.6%
Energy Equipment & Services 1.9%
Bristow Group, Inc., 7.50%, 09/15/2017 144A	1,325,000	1,334,938
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	219,000	220,916
Parker Drilling Co., 9.625%, 10/01/2013	150,000	160,875

		1,716,729

See Notes to Financial Statements
9

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 5.7%
Chesapeake Energy Corp., 6.875%, 01/15/2016	$ 435,000	$ 427,387
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	103,000
Peabody Energy Corp.:
5.875%, 04/15/2016	1,410,000	1,325,400
6.875%, 03/15/2013 (R)	160,000	160,000
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	200,000	199,000
Tesoro Corp., Ser. B:
6.50%, 06/01/2017 144A	1,310,000	1,287,075
6.625%, 11/01/2015	850,000	845,750
Williams Cos.:
7.50%, 01/15/2031	275,000	286,000
8.125%, 03/15/2012	300,000	319,875

		4,953,487

FINANCIALS 12.2%
Consumer Finance 2.1%
CCH II Capital Corp., 10.25%, 09/15/2010	425,000	446,250
Ford Motor Credit Co., 5.70%, 01/15/2010	350,000	334,565
General Motors Acceptance Corp., 6.875%, 08/28/2012	550,000	538,099
Northern Telecom Capital Corp., 7.875%, 06/15/2026	350,000	332,500
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	175,000	158,375

		1,809,789

Diversified Financial Services 1.4%
Dow Jones CDX NA, 8.375%, 12/29/2011 144A	1,250,000	1,243,750

Real Estate Investment Trusts 8.7%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	1,590,000	1,514,475
Host Marriott, LP:
6.75%, 06/01/2016	2,362,000	2,326,570
7.125%, 11/01/2013	200,000	200,750
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	150,000	150,000
Rouse Co., LP, 6.75%, 05/01/2013 144A	2,379,000	2,388,783
Saul Centers, Inc., 7.50%, 03/01/2014	800,000	807,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 (R)	230,000	231,725

		7,619,303

HEALTH CARE 0.5%
Health Care Providers & Services 0.5%
Community Health Systems, Inc., 6.50%, 12/15/2012 (R)	40,000	41,749
HCA, Inc., 9.25%, 11/15/2016 144A	300,000	320,250
HealthSouth Corp., 10.75%, 06/15/2016	75,000	81,750

		443,749

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 9.5%
Aerospace & Defense 3.0%
DRS Technologies, Inc.:
6.625%, 02/01/2016	$ 1,050,000	$ 1,018,500
7.625%, 02/01/2018	350,000	355,250
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	1,055,000	983,787
6.375%, 10/15/2015	250,000	237,500

		2,595,037

Commercial Services & Supplies 2.6%
Allied Waste North America, Inc., 6.875%, 06/01/2017	2,365,000	2,299,963

Electrical Equipment 1.4%
Baldor Electric Co., 8.625%, 02/15/2017 (R)	720,000	765,000
General Cable Corp., 7.125%, 04/01/2017 144A	500,000	497,500

		1,262,500

Machinery 2.2%
Actuant Corp., 6.875%, 06/15/2017 144A	1,375,000	1,368,125
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	250,000	250,625
RBS Global, Inc., 11.75%, 08/01/2016 (R)	300,000	324,000

		1,942,750

Marine 0.3%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	228,000	223,992

INFORMATION TECHNOLOGY 4.5%
IT Services 1.9%
Iron Mountain, Inc., 6.625%, 01/01/2016	1,185,000	1,093,162
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	425,000	437,219
10.25%, 08/15/2015 (R)	100,000	106,250

		1,636,631

Semiconductors & Semiconductor Equipment 2.6%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A (R)	2,365,000	2,270,400

MATERIALS 5.6%
Chemicals 1.4%
Huntsman International, LLC:
7.375%, 01/01/2015	200,000	211,000
11.50%, 07/15/2012	149,000	166,135
Lyondell Chemical Co., 10.50%, 06/01/2013	350,000	379,312
MacDermid, Inc., 9.50%, 04/15/2017 144A	87,000	87,870
Millenium America, Inc., 7.625%, 11/15/2026	45,000	43,650
Tronox Worldwide, LLC, 9.50%, 12/01/2012 (R)	325,000	340,438

		1,228,405

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 3.8%
Ball Corp., 6.625%, 03/15/2018	$ 2,365,000	$ 2,276,312
Crown Americas, LLC, 7.75%, 11/15/2015	350,000	353,500
Greif, Inc., 6.75%, 02/01/2017	460,000	451,950
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 (R)	275,000	276,719

		3,358,481

Metals & Mining 0.2%
Dayton Superior Corp., 13.00%, 06/15/2009	40,000	40,900
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	40,000	42,300
8.375%, 04/01/2017	40,000	42,800

		126,000

Paper & Forest Products 0.2%
Bowater, Inc., 6.50%, 06/15/2013	95,000	83,006
P.H. Glatfelter, 7.125%, 05/01/2016	125,000	125,000

		208,006

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.5%
Consolidated Communications, Inc., 9.75%, 04/01/2012	97,000	102,093
Qwest Corp., 7.875%, 09/01/2011 (R)	350,000	366,625

		468,718

Wireless Telecommunication Services 1.3%
Centennial Communications Corp.:
8.125%, 02/01/2014	255,000	262,012
10.00%, 01/01/2013 (R)	300,000	323,250
Dobson Communications Corp., 8.875%, 10/01/2013 (R)	275,000	288,750
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A (R)	125,000	129,687
Rural Cellular Corp., 8.25%, 03/15/2012	75,000	77,063

		1,080,762

UTILITIES 10.2%
Electric Utilities 8.9%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	145,000	155,150
CMS Energy Corp., 8.50%, 04/15/2011	15,000	16,030
Edison Mission Energy, 7.00%, 05/15/2017 144A	2,380,000	2,255,050
Mirant North America, LLC, 7.375%, 12/31/2013 (R)	300,000	308,250
NRG Energy, Inc.:
7.375%, 02/01/2016	300,000	301,500
7.375%, 01/15/2017	2,365,000	2,379,781
Orion Power Holdings, Inc., 12.00%, 05/01/2010	300,000	340,500
Reliant Energy, Inc.:
6.75%, 12/15/2014	300,000	307,500
7.625%, 06/15/2014	1,800,000	1,764,000

		7,827,761

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	$ 425,000	$ 433,755

Independent Power Producers & Energy Traders 0.8%
AES Corp., 7.75%, 03/01/2014 (R)	300,000	302,250
Dynegy, Inc., 8.375%, 05/01/2016 (R)	275,000	270,187
Tenaska, Inc., 7.00%, 06/30/2021 144A (R)	95,195	97,882

		670,319

Total Corporate Bonds (cost $49,787,516)		48,935,726

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 0.2%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	70,000	102,510

INDUSTRIALS 0.1%
Machinery 0.1%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	50,000	70,633

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $162,583)		173,143

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 1.6%
Brazil, 9.50%, 10/05/2007 EUR	40,000	54,780
Jamaica, 11.00%, 07/27/2012 EUR	30,000	47,394
Mexico, 5.50%, 02/17/2020 EUR	285,000	397,517
Philippines, 6.25%, 03/15/2016 EUR	200,000	276,036
Romania, 8.50%, 05/08/2012 EUR	35,000	54,623
South Africa, 5.25%, 05/16/2013 EUR	70,000	95,490
Turkey, 4.75%, 07/06/2012 EUR	370,000	484,276

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $1,343,234)		1,410,116

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.6%
FIXED-RATE 0.6%
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036	$ 500,000	488,620
Structured Asset Securities Corp., Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045
144A	7,247	1,481

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $501,318)		490,101

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 3.1%
CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	$ 75,000	$ 85,687

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
OAO Gazprom:
9.625%, 03/01/2013	30,000	34,836
9.625%, 03/01/2013 144A	80,000	92,904

		127,740

FINANCIALS 1.0%
Commercial Banks 0.3%
Bank of Moscow, 7.34%, 05/13/2013	100,000	103,010
Kazkommerts International BV, 7.00%, 11/03/2009	130,000	130,650

		233,660

Consumer Finance 0.6%
NXP Funding, LLC, 7.875%, 10/15/2014	200,000	198,000
Virgin Media Finance plc, 9.125%, 08/15/2016 (R)	300,000	315,000

		513,000

Diversified Financial Services 0.1%
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	119,025

MATERIALS 0.3%
Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015	205,000	210,125

Paper & Forest Products 0.1%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 (R)	65,000	57,200

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 0.5%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	300,000	318,000
Telefonos De Mexico SAB de CV, 4.75%, 01/27/2010	100,000	97,661

		415,661

Wireless Telecommunication Services 0.8%
Intelsat, Ltd.:
9.25%, 06/15/2016	150,000	160,125
11.25%, 06/15/2016	100,000	112,500
Rogers Wireless, Inc.:
6.375%, 03/01/2014 (R)	160,000	161,926
9.625%, 05/01/2011	185,000	208,348
Vimpel Communications, 8.25%, 05/23/2016	100,000	104,640

		747,539

UTILITIES 0.2%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	85,000	90,199

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
UTILITIES continued
Multi-Utilities 0.1%
National Power Corp., FRN, 9.61%, 08/23/2011	$ 90,000	$ 100,563

Total Yankee Obligations - Corporate (cost $2,613,068)		2,700,399

YANKEE OBLIGATIONS - GOVERNMENT 5.1%
Argentina, 12.25%, 06/19/2018 •	196,331	64,298
Brazil:
7.125%, 01/20/2037	365,000	395,112
8.25%, 01/20/2034	335,000	412,217
10.50%, 07/14/2014	320,000	403,680
Chile, 5.50%, 01/15/2013	50,000	49,630
Colombia:
7.375%, 09/18/2037	100,000	111,250
8.125%, 05/21/2024	275,000	324,500
Egypt, 8.75%, 07/11/2011	30,000	33,429
Indonesia, 6.75%, 03/10/2014	100,000	102,500
Jamaica, 11.75%, 05/15/2011	35,000	43,225
Mexico:
6.625%, 03/03/2015	85,000	89,548
6.75%, 09/27/2034	65,000	69,485
8.375%, 01/14/2011	75,000	81,563
11.375%, 09/15/2016	125,000	173,563
Panama, 9.625%, 02/08/2011	140,000	157,500
Peru:
8.375%, 05/03/2016	35,000	40,863
8.75%, 11/21/2033	55,000	71,500
9.125%, 01/15/2008	102,000	103,530
Philippines, 8.00%, 01/15/2016	282,000	311,243
Russia:
11.00%, 07/24/2018	280,000	390,348
Sr. Disc. Note, Step Bond, 7.50%, 03/31/2030 †	113,800	125,282
Turkey, 7.00%, 09/26/2016	270,000	274,388
Ukraine, 6.58%, 11/21/2016	100,000	99,560
Uruguay, 7.50%, 03/15/2015	170,000	182,750
Venezuela:
7.65%, 04/21/2025	130,000	119,145
10.75%, 09/19/2013	205,000	228,165

Total Yankee Obligations - Government (cost $4,380,171)		4,458,274

	Shares	Value

COMMON STOCKS 13.6%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Peabody Energy Corp.	5,500	266,090

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 2.6%
Capital Markets 0.3%
Lazard, Ltd.	5,500	$ 247,665

Real Estate Investment Trusts 2.3%
General Growth Properties, Inc.	5,100	270,045
Host Hotels & Resorts, Inc. (R)	11,700	270,504
Macerich Co. (R)	3,400	280,228
Mack-Cali Realty Corp.	6,200	269,638
Plum Creek Timber Co., Inc.	12,200	508,252
Simon Property Group, Inc.	5,000	465,200

		2,063,867

HEALTH CARE 1.0%
Life Sciences Tools & Services 1.0%
Millipore Corp. *	3,900	292,851
PerkinElmer, Inc.	11,300	294,478
Thermo Fisher Scientific, Inc. *	5,500	284,460

		871,789

INDUSTRIALS 7.0%
Aerospace & Defense 1.2%
Boeing Co.	3,100	298,096
DRS Technologies, Inc. (R)	8,000	458,160
Raytheon Co.	5,400	291,006

		1,047,262

Building Products 0.5%
Lennox International, Inc. (R)	12,000	410,760

Electrical Equipment 2.0%
Cooper Industries, Inc.	7,800	445,302
Emerson Electric Co.	9,000	421,200
General Cable Corp. *	7,000	530,250
Rockwell Automation, Inc.	1,000	69,440
Roper Industries, Inc.	5,200	296,920

		1,763,112

Machinery 2.3%
Danaher Corp.	5,000	377,500
Donaldson Co., Inc. (R)	8,100	287,955
Dover Corp.	8,000	409,200
Kennametal, Inc.	3,900	319,917
Pall Corp. (R)	6,600	303,534
Parker Hannifin Corp.	3,500	342,685

		2,040,791

Road & Rail 0.5%
Norfolk Southern Corp.	8,000	420,560

See Notes to Financial Statements
16

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.5%
Wesco International, Inc. *	6,500	$ 392,925

INFORMATION TECHNOLOGY 0.4%
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc. *	1,000	38,440
Amphenol Corp., Class A	8,400	299,460

		337,900

MATERIALS 0.4%
Construction Materials 0.4%
Texas Industries, Inc. (R)	5,000	392,050

UTILITIES 1.9%
Electric Utilities 1.0%
Duke Energy Corp.	15,400	281,820
NRG Energy, Inc. * (R)	6,800	282,676
Progress Energy, Inc.	6,000	273,540

		838,036

Gas Utilities 0.9%
Atmos Energy Corp.	8,700	261,522
Questar Corp.	5,600	295,960
WGL Holdings, Inc.	8,500	277,440

		834,922

Total Common Stocks (cost $12,376,002)		11,927,729

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 6.2%
FINANCIALS 0.8%
Real Estate Investment Trusts 0.8%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$ 750,000	749,063

HEALTH CARE 5.4%
Health Care Equipment & Supplies 5.4%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	4,000,000	4,720,000

Total Convertible Debentures (cost $4,754,777)		5,469,063

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 8.5%
REPURCHASE AGREEMENTS ^ 8.5%
Banc of America Securities, LLC, 5.39%, dated 06/29/2007, maturing 07/02/2007,
maturity value $7,406,681 (cost $7,403,356)	7,403,356	7,403,356

See Notes to Financial Statements
17

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 10.6%
MUTUAL FUND SHARES 10.6%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ##
(cost $9,243,545)	9,243,545	$ 9,243,545

Total Investments (cost $94,590,571) 107.8%		94,203,761
Other Assets and Liabilities (7.8%)		(6,825,363)

Net Assets 100.0%		$ 87,378,398

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(R)	All or a portion of this security is on loan.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
*	Non-income producing security
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 55 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
IO	Interest Only
TBA	To Be Announced

See Notes to Financial Statements
18

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of June 30, 2007:

United States	86.3%
Cayman Islands	1.9%
Brazil	1.7%
Canada	1.3%
Bermuda	1.2%
Mexico	1.2%
Turkey	1.0%
Philippines	0.9%
Russia	0.8%
Colombia	0.6%
Netherlands	0.4%
United Kingdom	0.4%
Venezuela	0.4%
Luxembourg	0.3%
Peru	0.3%
Chile	0.2%
Panama	0.2%
South Africa	0.2%
Uruguay	0.2%
Argentina	0.1%
Indonesia	0.1%
Jamaica	0.1%
Romania	0.1%
Ukraine	0.1%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard and Poor’s as of June 30, 2007:

AAA	22.7%
A	0.9%
BBB	4.1%
BB	36.7%
B	31.2%
CCC	3.4%
Less than CCC	0.1%
NR	0.9%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of June 30, 2007:

Less than 1 year	20.1%
1 to 3 year(s)	1.6%
3 to 5 years	4.7%
5 to 10 years	59.3%
10 to 20 years	8.2%
20 to 30 years	3.2%
Greater than 30 years	2.9%

100.0%

See Notes to Financial Statements
19

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $85,347,026) including $7,181,776 of securities
loaned	$ 84,960,216
Investments in affiliated money market fund, at value (cost $9,243,545)	9,243,545

Total investments	94,203,761
Cash	268
Foreign currency, at value (cost $54,741)	56,765
Receivable for securities sold	10,563,797
Receivable for Fund shares sold	24,270
Dividends and interest receivable	1,251,234
Receivable for closed forward foreign currency exchange contracts	212,080
Receivable for securities lending income	854
Prepaid expenses and other assets	140

Total assets	106,313,169

Liabilities
Payable for securities purchased	11,171,072
Payable for Fund shares redeemed	50,255
Payable for closed forward foreign currency exchange contracts	283,297
Unrealized losses on forward foreign currency exchange contracts	2,113
Payable for securities on loan	7,403,356
Advisory fee payable	2,866
Distribution Plan expenses payable	991
Due to other related parties	821
Accrued expenses and other liabilities	20,000

Total liabilities	18,934,771

Net assets	$ 87,378,398

Net assets represented by
Paid-in capital	$ 85,208,623
Undistributed net investment income	2,571,951
Accumulated net realized losses on investments	(18,149)
Net unrealized losses on investments	(384,027)

Total net assets	$ 87,378,398

Net assets consists of
Class 1	$ 39,199,836
Class 2	48,178,562

Total net assets	$ 87,378,398

Shares outstanding (unlimited number of shares authorized)
Class 1	3,758,444
Class 2	4,637,206

Net asset value per share
Class 1	$ 10.43
Class 2	$ 10.39

See Notes to Financial Statements
20

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $535)	$ 2,633,081
Income from affiliate	170,134
Securities lending	8,351
Dividends	3,993

Total investment income	2,815,559

Expenses
Advisory fee	177,244
Distribution Plan expenses	60,073
Administrative services fee	43,695
Transfer agent fees	135
Trustees’ fees and expenses	1,994
Printing and postage expenses	17,454
Custodian and accounting fees	29,989
Professional fees	13,111
Other	3,740

Total expenses	347,435
Less: Expense reductions	(1,722)

Net expenses	345,713

Net investment income	2,469,846

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(729,143)
Foreign currency related transactions	1,549,640

Net realized gains on investments	820,497
Net change in unrealized gains or losses on investments	(2,301,038)

Net realized and unrealized gains or losses on investments	(1,480,541)

Net increase in net assets resulting from operations	$ 989,305

See Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006

Operations
Net investment income	$ 2,469,846		$ 4,835,086
Net realized gains or losses on
investments	820,497		(2,244,367)
Net change in unrealized gains or losses
on investments	(2,301,038)		2,487,002

Net increase in net assets resulting from
operations	989,305		5,077,721

Distributions to shareholders from
Net investment income
Class 1	0		(1,440,072)
Class 2	0		(1,562,431)

Total distributions to shareholders	0		(3,002,503)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	156,505	1,641,456	257,694	2,651,523
Class 2	67,102	698,595	726,300	7,372,008

	2,340,051		10,023,531

Net asset value of shares issued in
reinvestment of distributions
Class 1	0	0	139,806	1,440,072
Class 2	0	0	152,136	1,562,431

	0		3,002,503

Payment for shares redeemed
Class 1	(413,136)	(4,316,290)	(877,802)	(9,011,801)
Class 2	(162,818)	(1,696,829)	(258,542)	(2,652,471)

	(6,013,119)		(11,664,272)

Net increase (decrease) in net assets
resulting from capital share
transactions	(3,673,068)		1,361,762

Total increase (decrease) in net assets	(2,683,763)		3,436,980
Net assets
Beginning of period	90,062,161		86,625,181

End of period	$ 87,378,398		$ 90,062,161

Undistributed net investment income	$ 2,571,951		$ 102,105

See Notes to Financial Statements
22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Diversified Income Builder Fund (the “Fund”) (formerly, Evergreen VA Strategic Income Fund) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

i. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

j. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Diversified Income Builder Fund, starting at 0.31% and declining to 0.11% as the aggregate average daily net assets increase.

Prior to June 1, 2007, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, was the investment sub-advisor to the fixed income portion of the Fund and was paid by EIMC for its services to the Fund.

Prior to June 1, 2007, First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, was the investment sub-advisor to the international fixed income portion of the Fund and was paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $585 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended June 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$17,674,718	$70,866,378	$37,974,251	$62,227,502

At June 30, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to	U.S. Value at	In Exchange	Unrealized
Date	Receive	June 30, 2007	for U.S. $	Loss

07/20/2007	8,749,350 JPY	$71,218	$73,331	$2,113

During the six months ended June 30, 2007, the Fund loaned securities to certain brokers. At June 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $7,181,776 and $7,403,356, respectively.

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $94,608,069. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,508,314 and $1,912,622, respectively, with a net unrealized depreciation of $404,308.

As of December 31, 2006, the Fund had $627,621 in capital loss carryovers for federal income tax purposes expiring in 2014.

For income tax purposes, capital and currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2006, the Fund incurred and elected to defer post-October capital and currency losses of $3,900 and $72,625, respectively.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended June 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566889 rv4 8/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566889   rv4     8/2007

Evergreen VA Fundmental Large Cap Fund

Evergreen

VA FUNDAMENTAL LARGE CAP FUND

Semiannual Report
as of June 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen VA Fundmental Large Cap Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. In the international markets, emerging markets extended their performance advantage over developed markets during the six-month period. In contrast, the domestic fixed-income market increasingly struggled throughout the period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of the calendar year, concerns grew about potentially

1

LETTER TO SHAREHOLDERS continued

rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads, or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of economic growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the year, but evidence of renewed economic strength became apparent in the second quarter. Resisting the effects of weakness in the housing market and rising energy prices, the economy produced solid gains in employment and personal income. Except in those population groups most vulnerable to higher energy prices, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures.

During this period, the managers of Evergreen’s variable annuity funds implemented strategies consistent with the asset classes and investment objectives of each fund. Equity-oriented portfolios tended to focus more on achieving capital growth,

2

LETTER TO SHAREHOLDERS continued

while fixed-income portfolios were managed for both total return and income.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers1:

• Walter T. McCormick, CFA

• Emory Sanders, Jr., CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996
	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	7.81%	7.68%

Average annual return

1-year	19.45%	19.14%

5-year	11.04%	10.78%

10-year	7.17%	7.05%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

1 Effective July 2, 2007, Emory Sanders, Jr. became a portfolio manager of the fund.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Fundamental Large Cap Fund Class 1 shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class 1	$ 1,000.00	$ 1,078.06	$ 3.86
Class 2	$ 1,000.00	$ 1,076.80	$ 5.15
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.08	$ 3.76
Class 2	$ 1,000.00	$ 1,019.84	$ 5.01

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.75% for Class 1 and 1.00% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
June 30, 2007
CLASS 1[1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 19.60	$ 17.89	$ 16.56	$ 15.34	$ 11.86	$ 14.19

Income from investment operations
Net investment income (loss)	0.14	0.25	0.16	0.20	0.10	0.14
Net realized and unrealized gains or losses on investments	1.39	2.02	1.34	1.21	3.47	(2.33)

Total from investment operations	1.53	2.27	1.50	1.41	3.57	(2.19)

Distributions to shareholders from
Net investment income	0	(0.24)	(0.17)	(0.19)	(0.09)	(0.14)
Net realized gains	0	(0.32)	0	0	0	0[2]

Total distributions to shareholders	0	(0.56)	(0.17)	(0.19)	(0.09)	(0.14)

Net asset value, end of period	$ 21.13	$ 19.60	$ 17.89	$ 16.56	$ 15.34	$ 11.86

Total return[3]	7.81%	12.67%	9.01%	9.21%	30.14%	(15.41%)

Ratios and supplemental data
Net assets, end of period (thousands)	$105,060	$112,413	$127,059	$94,461	$94,239	$48,262
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.75%[4]	0.74%	0.79%	0.91%	0.99%	0.93%
Expenses excluding waivers/reimbursements
and expense reductions	0.75%[4]	0.74%	0.79%	0.91%	0.99%	0.93%
Net investment income (loss)	1.22%[4]	1.19%	0.99%	1.23%	1.18%	1.10%
Portfolio turnover rate	6%	21%	29%	80%	30%	76%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Amount represents less than $0.005 per share.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 2	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 19.53	$ 17.83	$ 16.51	$ 15.30	$ 11.86	$12.29

Income from investment operations
Net investment income (loss)	0.10	0.18	0.13	0.17	0.11	0.08[2]
Net realized and unrealized gains or losses on investments	1.40	2.03	1.32	1.20	3.42	(0.37)

Total from investment operations	1.50	2.21	1.45	1.37	3.53	(0.29)

Distributions to shareholders from
Net investment income	0	(0.19)	(0.13)	(0.16)	(0.09)	(0.14)
Net realized gains	0	(0.32)	0	0	0	0

Total distributions to shareholders	0	(0.51)	(0.13)	(0.16)	(0.09)	(0.14)

Net asset value, end of period	$ 21.03	$ 19.53	$ 17.83	$ 16.51	$ 15.30	$11.86

Total return[3]	7.68%	12.39%	8.75%	8.93%	29.77%	(2.39%)

Ratios and supplemental data
Net assets, end of period (thousands)	$69,273	$65,913	$57,360	$37,721	$24,131	$ 67
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.00%[4]	0.99%	1.04%	1.16%	1.24%	1.21%[4]
Expenses excluding waivers/reimbursements
and expense reductions	1.00%[4]	0.99%	1.04%	1.16%	1.24%	1.21%[4]
Net investment income (loss)	0.96%[4]	0.94%	0.74%	1.02%	1.12%	1.65%[4]
Portfolio turnover rate	6%	21%	29%	80%	30%	76%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 9.0%
Diversified Consumer Services 3.2%
Apollo Group, Inc., Class A *	94,430	$5,517,545

Internet & Catalog Retail 2.5%
Amazon.com, Inc. * (p)	65,000	4,446,650

Media 2.3%
News Corp., Class A	61,789	1,310,545
Omnicom Group, Inc.	49,882	2,639,755

		3,950,300

Specialty Retail 1.0%
Best Buy Co., Inc.	39,001	1,820,177

CONSUMER STAPLES 10.9%
Beverages 2.2%
Diageo plc	88,455	1,840,380
Diageo plc, ADR	6,271	522,437
PepsiCo, Inc.	21,339	1,383,834

		3,746,651

Food & Staples Retailing 4.5%
CVS Caremark Corp.	75,058	2,735,864
Wal-Mart Stores, Inc.	71,142	3,422,642
Whole Foods Market, Inc. (p)	44,692	1,711,704

		7,870,210

Household Products 2.6%
Procter & Gamble Co.	74,233	4,542,317

Tobacco 1.6%
Altria Group, Inc.	39,901	2,798,656

ENERGY 9.2%
Energy Equipment & Services 1.7%
Schlumberger, Ltd.	35,309	2,999,147

Oil, Gas & Consumable Fuels 7.5%
Apache Corp.	23,715	1,934,907
BP plc, ADR	28,349	2,045,097
ConocoPhillips	25,447	1,997,589
Exxon Mobil Corp.	84,499	7,087,776

		13,065,369

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 21.4%
Capital Markets 6.2%
Blackstone Group, LP	26,000	$761,020
Goldman Sachs Group, Inc.	8,976	1,945,548
Legg Mason, Inc.	29,527	2,904,866
Merrill Lynch & Co., Inc.	15,484	1,294,153
Morgan Stanley	17,426	1,461,693
State Street Corp.	19,211	1,314,032
T. Rowe Price Group, Inc.	19,777	1,026,229

		10,707,541

Commercial Banks 2.3%
U.S. Bancorp	38,691	1,274,868
Wells Fargo & Co.	78,581	2,763,694

		4,038,562

Consumer Finance 1.6%
American Express Co.	30,452	1,863,053
Capital One Financial Corp.	12,440	975,794

		2,838,847

Diversified Financial Services 8.1%
Bank of America Corp.	94,526	4,621,376
Citigroup, Inc.	125,545	6,439,203
JPMorgan Chase & Co.	64,479	3,124,008

		14,184,587

Insurance 3.2%
American International Group, Inc.	31,376	2,197,261
Hartford Financial Services Group, Inc.	17,241	1,698,411
Prudential Financial, Inc.	17,458	1,697,441

		5,593,113

HEALTH CARE 15.5%
Biotechnology 2.4%
Amgen, Inc. *	30,316	1,676,171
Biogen Idec, Inc. *	48,686	2,604,701

		4,280,872

Health Care Equipment & Supplies 3.9%
Baxter International, Inc.	43,574	2,454,959
Medtronic, Inc.	33,596	1,742,289
St. Jude Medical, Inc. *	29,984	1,244,036
Zimmer Holdings, Inc. *	15,211	1,291,262

		6,732,546

Health Care Providers & Services 1.0%
WellPoint, Inc. *	21,118	1,685,850

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 8.2%
Abbott Laboratories	35,774	$1,915,698
Bristol-Myers Squibb Co.	106,009	3,345,644
Johnson & Johnson	34,978	2,155,344
Novartis AG, ADR	18,252	1,023,390
Pfizer, Inc.	137,928	3,526,819
Wyeth	39,918	2,288,898

		14,255,793

INDUSTRIALS 7.1%
Aerospace & Defense 1.7%
Lockheed Martin Corp.	20,595	1,938,607
United Technologies Corp.	14,461	1,025,719

		2,964,326

Air Freight & Logistics 1.4%
Expeditors International of Washington, Inc.	20,608	851,110
United Parcel Service, Inc., Class B	21,707	1,584,611

		2,435,721

Industrial Conglomerates 3.0%
General Electric Co.	137,495	5,263,309

Machinery 1.0%
Pall Corp.	37,744	1,735,847

INFORMATION TECHNOLOGY 21.3%
Communications Equipment 5.9%
Cisco Systems, Inc. *	155,961	4,343,514
QUALCOMM, Inc.	136,075	5,904,294

		10,247,808

Computers & Peripherals 2.2%
Dell, Inc. *	134,240	3,832,552

Internet Software & Services 3.1%
eBay, Inc. *	55,641	1,790,527
Google, Inc., Class A *	6,824	3,571,545

		5,362,072

IT Services 2.1%
Accenture, Ltd., Class A	47,082	2,019,347
Automatic Data Processing, Inc.	35,128	1,702,654

		3,722,001

Semiconductors & Semiconductor Equipment 4.0%
Altera Corp. *	93,571	2,070,726
Intel Corp.	115,263	2,738,649
Texas Instruments, Inc.	55,004	2,069,801

		6,879,176

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.0%
Microsoft Corp.	99,683	$2,937,658
Oracle Corp. *	205,377	4,047,981

		6,985,639

MATERIALS 1.6%
Chemicals 1.1%
Air Products & Chemicals, Inc.	23,261	1,869,486

Paper & Forest Products 0.5%
Weyerhaeuser Co.	11,446	903,433

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	40,754	1,691,291
Verizon Communications, Inc.	29,047	1,195,865

		2,887,156

Wireless Telecommunication Services 1.0%
Sprint Nextel Corp.	81,347	1,684,696

UTILITIES 1.3%
Electric Utilities 1.3%
DPL, Inc. (p)	35,353	1,001,904
Exelon Corp.	17,462	1,267,741

		2,269,645

Total Common Stocks (cost $129,304,908)		174,117,600

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 4.2%
MUTUAL FUND SHARES 0.5%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	839,889	839,889

REPURCHASE AGREEMENTS ^ 3.7%
Credit Suisse First Boston, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007,
maturity value $1,000,452	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007,
maturity value $1,000,452	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, Inc., 5.42%, dated 06/29/2007,
maturing 07/02/2007, maturity value $4,001,807	4,000,000	4,000,000
Lehman Brothers Holdings, Inc., 5.42% dated 06/29/2007, maturing 07/02/2007,
maturity value $500,226	500,000	500,000

		6,500,000

Total Investments of Cash Collateral from Securities Loaned
(cost $7,339,889)		7,339,889

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.01% q ø
(cost $290,416)	290,416	$290,416

Total Investments (cost $136,935,213) 104.3%		181,747,905
Other Assets and Liabilities (4.3%)		(7,415,189)

Net Assets 100.0%		$174,332,716

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 44 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of June 30, 2007:

Financials	21.5%
Information Technology	21.3%
Health Care	15.5%
Consumer Staples	10.9%
Energy	9.2%
Consumer Discretionary	9.0%
Industrials	7.1%
Telecommunication Services	2.6%
Materials	1.6%
Utilities	1.3%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $136,644,797) including $7,055,340 of
securities loaned	$181,457,489
Investments in affiliated money market fund, at value (cost $290,416)	290,416

Total investments	181,747,905
Receivable for Fund shares sold	12,099
Dividends receivable	150,401
Receivable for securities lending income	739

Total assets	181,911,144

Liabilities
Payable for Fund shares redeemed	202,320
Payable for securities on loan	7,339,889
Advisory fee payable	8,342
Distribution Plan expenses payable	1,423
Due to other related parties	1,921
Accrued expenses and other liabilities	24,533

Total liabilities	7,578,428

Net assets	$174,332,716

Net assets represented by
Paid-in capital	$132,549,632
Undistributed net investment income	960,995
Accumulated net realized losses on investments	(3,990,603)
Net unrealized gains on investments	44,812,692

Total net assets	$174,332,716

Net assets consists of
Class 1	$105,059,856
Class 2	69,272,860

Total net assets	$174,332,716

Shares outstanding (unlimited number of shares authorized)
Class 1	4,971,788
Class 2	3,294,035

Net asset value per share
Class 1	$21.13
Class 2	$21.03

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,002)	$1,678,065
Income from affiliate	25,673
Securities lending	3,290

Total investment income	1,707,028

Expenses
Advisory fee	504,726
Distribution Plan expenses	83,597
Administrative services fee	86,329
Transfer agent fees	203
Trustees’ fees and expenses	2,547
Printing and postage expenses	18,881
Custodian and accounting fees	23,910
Professional fees	12,577
Other	3,796

Total expenses	736,566
Less: Expense reductions	(1,797)

Net expenses	734,769

Net investment income	972,259

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	6,827,478
Foreign currency related transactions	1,691

Net realized gains on investments	6,829,169
Net change in unrealized gains or losses on investments	5,331,389

Net realized and unrealized gains or losses on investments	12,160,558

Net increase in net assets resulting from operations	$13,132,817

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006

Operations
Net investment income		$972,259		$1,985,400
Net realized gains on investments		6,829,169		11,888,132
Net change in unrealized gains or
losses on investments		5,331,389		7,163,682

Net increase in net assets resulting
from operations		13,132,817		21,037,214

Distributions to shareholders from
Net investment income
Class 1		0		(1,361,515)
Class 2		0		(632,977)
Net realized gains
Class 1		0		(1,804,545)
Class 2		0		(1,042,293)

Total distributions to shareholders		0		(4,841,330)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	46,658	933,793	127,735	2,406,156
Class 2	116,729	2,339,042	492,145	9,264,028

		3,272,835		11,670,184

Net asset value of shares issued in
reinvestment of distributions
Class 1	0	0	160,442	3,166,060
Class 2	0	0	85,281	1,675,270

		0		4,841,330

Payment for shares redeemed
Class 1	(810,577)	(16,392,478)	(1,654,133)	(30,962,342)
Class 2	(197,863)	(4,006,789)	(418,961)	(7,837,550)

		(20,399,267)		(38,799,892)

Net decrease in net assets resulting from
capital share transactions		(17,126,432)		(22,288,378)

Total decrease in net assets		(3,993,615)		(6,092,494)
Net assets
Beginning of period		178,326,331		184,418,825

End of period		$174,332,716		$178,326,331

Undistributed (overdistributed) net
investment income		$960,995		$(11,264)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Fundamental Large Cap Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Fundamental Large Cap Fund, increase.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $12,446 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $10,540,782 and $25,083,258, respectively, for the six months ended June 30, 2007.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended June 30, 2007, the Fund loaned securities to certain brokers. At June 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $7,055,340 and $7,339,889, respectively.

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $137,509,660. The gross unrealized appreciation and depreciation on securities based on tax cost was $46,181,423 and $1,943,178, respectively, with a net unrealized appreciation of $44,238,245.

As of December 31, 2006, the Fund had $10,132,876 in capital loss carryovers for federal income tax purposes with $6,950,505 expiring in 2009 and $3,182,371 expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers was limited during the year ended December 31, 2006.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended June 30, 2007, the Fund had no borrowings.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meet-

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566887 rv4 8/2007

Evergreen VA Growth Fund

Evergreen

VA GROWTH FUND

Semiannual Report
as of June 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS
July 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen VA Growth Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. In the international markets, emerging markets extended their performance advantage over developed markets during the six-month period. In contrast, the domestic fixed-income market increasingly struggled throughout the period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of the calendar year, concerns grew about potentially

LETTER TO SHAREHOLDERS continued

rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads, or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of economic growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the year, but evidence of renewed economic strength became apparent in the second quarter. Resisting the effects of weakness in the housing market and rising energy prices, the economy produced solid gains in employment and personal income. Except in those population groups most vulnerable to higher energy prices, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures.

During this period, the managers of Evergreen’s variable annuity funds implemented strategies consistent with the asset classes and investment objectives of each fund. Equity-oriented portfolios tended to focus more on achieving capital growth,

LETTER TO SHAREHOLDERS continued

while fixed-income portfolios were managed for both total return and income.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Jeffrey S. Drummond, CFA

• Linda Z. Freeman, CFA

• Paul Carder, CFA

• Jeffrey Harrison, CFA

• Edward Rick, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/3/1998

	Class 1	Class 2
Class inception date	3/3/1998	7/31/2002

6-month return	12.63%	12.51%

Average annual return

1-year	17.84%	17.55%

5-year	12.50%	12.22%

Since portfolio inception	6.57%	6.42%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Growth Fund Class 1 shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class 1	$ 1,000.00	$ 1,126.28	$ 4.74
Class 2	$ 1,000.00	$ 1,125.15	$ 6.06
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.33	$ 4.51
Class 2	$ 1,000.00	$ 1,019.09	$ 5.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class 1 and 1.15% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 1[1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 15.60	$ 14.70	$ 13.80	$ 12.12	$ 8.72	$ 11.93
Income from investment operations
Net investment income (loss)	(0.02)	(0.08)	(0.09)[2]	(0.09)	(0.08)[2]	(0.07)[2]
Net realized and unrealized gains or losses on investments	1.86	1.70	0.99	1.77	3.48	(3.14)

Total from investment operations	1.84	1.62	0.90	1.68	3.40	(3.21)

Distributions to shareholders from
Net realized gains	(1.17)	(0.72)	0	0	0	0

Net asset value, end of period	$ 16.27	$ 15.60	$ 14.70	$ 13.80	$ 12.12	$ 8.72

Total return[3]	12.63%	11.04%	6.52%	13.86%	38.99%	(26.91%)

Ratios and supplemental data
Net assets, end of period (thousands)	$79,347	$75,079	$79,250	$24,221	$19,855	$14,095
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.90%[4]	0.88%	0.92%	0.96%	1.00%	0.97%
Expenses excluding waivers/reimbursements and expense reductions	0.90%[4]	0.88%	0.92%	0.96%	1.08%	1.15%
Net investment income (loss)	(0.21%)[4]	(0.50%)	(0.64%)	(0.74%)	(0.75%)	(0.69%)
Portfolio turnover rate	52%	101%	142%	81%	118%	94%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 2	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 15.41	$ 14.58	$ 13.72	$ 12.08	$ 8.71	$8.79

Income from investment operations
Net investment income (loss)	(0.04)	(0.12)	(0.12)[2]	(0.10)	(0.11)[2]	(0.03)[2]
Net realized and unrealized gains or losses on investments	1.84	1.67	0.98	1.74	3.48	(0.05)

Total from investment operations	1.80	1.55	0.86	1.64	3.37	(0.08)

Distributions to shareholders from
Net realized gains	(1.17)	(0.72)	0	0	0	0

Net asset value, end of period	$16.04	$ 15.41	$ 14.58	$13.72	$12.08	$8.71

Total return[3]	12.51%	10.63%	6.27%	13.58%	38.69%	(0.91%)

Ratios and supplemental data
Net assets, end of period (thousands)	$15,282	$14,636	$13,181	$4,960	$2,570	$ 264
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%[4]	1.13%	1.17%	1.21%	1.26%	1.20%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.15%[4]	1.13%	1.17%	1.21%	1.34%	1.23%[4]
Net investment income (loss)	(0.46%)[4]	(0.75%)	(0.90%)	(0.99%)	(1.03%)	(0.87%)[4]
Portfolio turnover rate	52%	101%	142%	81%	118%	94%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 96.5%
CONSUMER DISCRETIONARY 14.1%
Hotels, Restaurants & Leisure 5.0%
California Pizza Kitchen, Inc. *	25,350	$544,518
Chipotle Mexican Grill, Inc., Class A * (p)	8,300	707,824
Gaylord Entertainment Co. *	14,800	793,872
Great Wolf Resorts, Inc. *	43,500	619,875
Life Time Fitness, Inc. *	8,296	441,596
McCormick & Schmick’s Seafood Restaurants, Inc. *	25,200	653,688
Pinnacle Entertainment, Inc. *	8,900	250,535
Texas Roadhouse, Inc., Class A *	53,300	681,707

		4,693,615

Leisure Equipment & Products 0.7%
Callaway Golf Co.	35,100	625,131

Media 2.5%
Arbitron, Inc.	15,100	778,103
Entravision Communications Corp. *	71,600	746,788
National CineMedia, Inc. *	30,400	851,504

		2,376,395

Specialty Retail 4.4%
Citi Trends, Inc. *	13,500	512,460
Coldwater Creek, Inc. *	20,800	483,184
Conn’s, Inc. * (p)	27,100	773,976
DSW, Inc., Class A * (p)	16,100	560,602
Hibbett Sports, Inc. *	25,880	708,594
Monro Muffler Brake, Inc.	11,379	426,144
Zumiez, Inc. *	18,600	702,708

		4,167,668

Textiles, Apparel & Luxury Goods 1.5%
Iconix Brand Group, Inc. *	30,400	675,488
Volcom, Inc. *	15,500	777,015

		1,452,503

CONSUMER STAPLES 1.5%
Food & Staples Retailing 0.7%
Longs Drug Stores Corp.	13,100	688,012

Food Products 0.8%
Hain Celestial Group, Inc. *	26,100	708,354

ENERGY 4.1%
Energy Equipment & Services 3.2%
Core Laboratories NV *	6,293	639,935
Oceaneering International, Inc. *	17,624	927,727
Superior Energy Services, Inc. *	12,692	506,665
Tetra Technologies, Inc. *	32,600	919,320

		2,993,647

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 0.9%
World Fuel Services Corp.	21,200	$891,672

FINANCIALS 4.3%
Capital Markets 0.8%
GFI Group, Inc. *	10,400	753,792

Commercial Banks 1.9%
Boston Private Financial Holdings, Inc.	30,100	808,787
Signature Bank *	22,500	767,250
Virginia Commerce Bancorp * (p)	11,074	187,261

		1,763,298

Consumer Finance 1.6%
Dollar Financial Corp. *	28,000	798,000
First Cash Financial Services, Inc. *	31,300	733,672

		1,531,672

HEALTH CARE 19.9%
Biotechnology 3.1%
BioMarin Pharmaceutical, Inc. *	41,900	751,686
Medarex, Inc. *	27,000	385,830
Myriad Genetics, Inc. *	13,000	483,470
Onyx Pharmaceuticals, Inc. *	24,100	648,290
United Therapeutics Corp. * (p)	10,700	682,232

		2,951,508

Health Care Equipment & Supplies 4.3%
Hologic, Inc. * (p)	20,300	1,122,793
Immucor, Inc. *	32,050	896,439
Meridian Bioscience, Inc.	34,600	749,436
NuVasive, Inc. *	29,000	783,290
West Pharmaceutical Services, Inc.	10,600	499,790

		4,051,748

Health Care Providers & Services 5.7%
AMN Healthcare Services, Inc. *	25,300	556,600
HealthExtras, Inc. *	23,700	701,046
Healthways, Inc. *	12,500	592,125
Pediatrix Medical Group, Inc. *	13,216	728,862
Psychiatric Solutions, Inc. *	30,522	1,106,728
Sun Healthcare Group, Inc. *	36,900	534,681
Sunrise Senior Living, Inc. *	12,000	479,880
VCA Antech, Inc. *	17,345	653,733

		5,353,655

Health Care Technology 2.8%
Allscripts Heathcare Solutions, Inc. * (p)	28,700	731,276
Eclipsys Corp. *	33,100	655,380

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Technology continued
Systems Xcellence, Inc. *	21,000	$604,170
TriZetto Group, Inc. *	33,100	640,816

		2,631,642

Life Sciences Tools & Services 2.4%
Icon plc *	14,900	651,726
Illumina, Inc. * (p)	23,500	953,865
PAREXEL International Corp. *	16,700	702,402

		2,307,993

Pharmaceuticals 1.6%
Adams Respiratory Therapeutics, Inc. * (p)	14,600	575,094
Cardiome Pharma Corp. *	48,200	443,922
Pozen, Inc. *	28,400	513,188

		1,532,204

INDUSTRIALS 16.6%
Aerospace & Defense 4.6%
AAR Corp. *	27,500	907,775
ARGON ST, Inc. *	38,268	888,200
BE Aerospace, Inc. *	36,100	1,490,930
Hexcel Corp. * (p)	48,400	1,019,788

		4,306,693

Air Freight & Logistics 1.5%
Forward Air Corp.	16,700	569,303
UTi Worldwide, Inc.	33,200	889,428

		1,458,731

Airlines 0.9%
AirTran Holdings, Inc. * (p)	81,400	888,888

Commercial Services & Supplies 3.1%
Advisory Board Co. *	12,200	677,832
Heidrick & Struggles International, Inc. *	16,700	855,708
Interface, Inc., Class A	39,300	741,198
Steiner Leisure, Ltd. *	14,300	702,416

		2,977,154

Construction & Engineering 1.5%
Quanta Services, Inc. *	45,200	1,386,284

Electrical Equipment 0.6%
Polypore International, Inc. *	31,400	551,698
Powell Industries, Inc. *	500	15,880

		567,578

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 3.0%
Albany International Corp., Class A	17,400	$703,656
IDEX Corp.	26,950	1,038,653
Manitowoc Co.	13,900	1,117,282

		2,859,591

Trading Companies & Distributors 1.4%
Interline Brands, Inc. *	15,891	414,437
Williams Scotsman International, Inc. *	37,500	892,875

		1,307,312

INFORMATION TECHNOLOGY 29.0%
Communications Equipment 3.6%
Comtech Telecommunications Corp. *	5,500	255,310
F5 Networks, Inc. *	14,100	1,136,460
Finisar Corp.	35,000	133,590
Foundry Networks, Inc. *	59,400	989,604
Sonus Networks, Inc. *	99,600	848,592

		3,363,556

Computers & Peripherals 0.7%
Data Domain, Inc. *	2,400	55,200
Stratasys, Inc. * (p)	13,423	630,613

		685,813

Electronic Equipment & Instruments 1.2%
Benchmark Electronics, Inc. *	25,022	565,998
Mellanox Technologies, Ltd. *	28,700	594,664

		1,160,662

Internet Software & Services 7.6%
Bankrate, Inc. * (p)	15,300	733,176
Equinix, Inc. * (p)	13,478	1,232,833
Interwoven, Inc. *	6,868	96,427
Knot, Inc. * (p)	29,000	585,510
LivePerson, Inc. *	78,600	420,510
NIC, Inc. *	110,211	753,843
Omniture, Inc. *	5,400	123,768
SAVVIS, Inc. * (p)	23,700	1,173,387
Switch & Data Facilities Co., Inc. *	44,500	853,955
ValueClick, Inc. *	22,500	662,850
Vocus, Inc. *	21,650	543,631

		7,179,890

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 8.1%
ANADIGICS, Inc. * (p)	31,400	$433,006
ATMI, Inc. *	43,961	1,318,830
FormFactor, Inc. *	21,200	811,960
NetLogic Microsystems, Inc. * (p)	34,200	1,088,928
PDF Solutions, Inc. *	62,500	739,375
Power Integrations, Inc. *	47,200	1,236,640
Rudolph Technologies, Inc. *	32,922	546,834
SiRF Technology Holdings, Inc. *	17,500	362,950
Tessera Technologies, Inc. *	17,600	713,680
Trident Microsystems, Inc. *	20,746	380,689

		7,632,892

Software 7.8%
Blackboard, Inc. *	20,400	859,248
Bottomline Technologies, Inc. *	66,100	816,335
Concur Technologies, Inc. * (p)	49,564	1,132,537
Micros Systems, Inc. *	15,300	832,320
Opsware, Inc. * (p)	61,500	584,865
Quality Systems, Inc. (p)	17,640	669,791
Smith Micro Software, Inc. * (p)	35,000	527,100
Transaction Systems Architects, Inc. *	35,000	1,178,100
Ultimate Software Group, Inc. *	28,000	810,040

		7,410,336

MATERIALS 1.1%
Chemicals 1.1%
Cytec Industries, Inc.	16,600	1,058,582

TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 4.0%
Cogent Communications Group, Inc. *	36,900	1,102,203
NeuStar, Inc., Class A *	11,800	337,277
Paetec Holding Corp. *	96,900	1,094,001
Time Warner Telecom, Inc. *	64,500	1,296,450

		3,829,931

Wireless Telecommunication Services 1.9%
Leap Wireless International, Inc. *	9,200	777,400
SBA Communcations Corp. *	30,400	1,021,136

		1,798,536

Total Common Stocks (cost $74,264,982)		91,346,938

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 15.6%
MUTUAL FUND SHARES 0.8%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	753,393	753,393

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES
LOANED continued
REPURCHASE AGREEMENTS ^ 14.8%
ABN Amro, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity
value $1,000,452	$ 1,000,000	$1,000,000
Bank of America Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007,
maturity value $3,001,355	3,000,000	3,000,000
Barclays Capital, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity
value $1,000,452	1,000,000	1,000,000
Cantor Fitzgerald & Co., 5.42%, dated 06/29/2007, maturing 07/02/2007,
maturity value $1,000,452	1,000,000	1,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007,
maturity value $1,000,452	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007,
maturity value $2,000,905	2,000,000	2,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 06/29/2007,
maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 06/29/2007, maturing
07/02/2007, maturity value $3,001,355	3,000,000	3,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing
07/02/2007, maturity value $1,000,452	1,000,000	1,000,000

		14,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $14,753,393)		14,753,393

	Shares	Value

SHORT-TERM INVESTMENTS 6.4%
MUTUAL FUND SHARES 6.4%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø
(cost $6,077,899)	6,077,899	6,077,899

Total Investments (cost $95,096,274) 118.5%		112,178,230
Other Assets and Liabilities (18.5%)		(17,549,376)

Net Assets 100.0%		$94,628,854

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 441 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of June 30, 2007:

Information Technology	30.0%
Health Care	20.6%
Industrials	17.2%
Consumer Discretionary	14.6%
Telecommunication Services	6.2%
Financials	4.4%
Energy	4.3%
Consumer Staples	1.5%
Materials	1.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $75,018,375) including $14,126,662
of securities loaned	$92,100,331
Investments in repurchase agreements, at value (cost $14,000,000)	14,000,000
Investments in affiliated money market fund, at value (cost $6,077,899)	6,077,899

Total investments	112,178,230
Receivable for securities sold	536,755
Dividends receivable	26,638
Receivable for securities lending income	12,712
Prepaid expenses and other assets	164

Total assets	112,754,499

Liabilities
Payable for securities purchased	3,216,056
Payable for Fund shares redeemed	136,614
Payable for securities on loan	14,753,393
Advisory fee payable	5,454
Distribution Plan expenses payable	316
Due to other related parties	925
Accrued expenses and other liabilities	12,887

Total liabilities	18,125,645

Net assets	$94,628,854

Net assets represented by
Paid-in capital	$70,326,754
Undistributed net investment loss	(114,211)
Accumulated net realized gains on investments	7,334,355
Net unrealized gains on investments	17,081,956

Total net assets	$94,628,854

Net assets consists of
Class 1	$79,347,286
Class 2	15,281,568

Total net assets	$94,628,854

Shares outstanding (unlimited number of shares authorized)
Class 1	4,878,182
Class 2	952,677

Net asset value per share
Class 1	$16.27
Class 2	$16.04

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Dividends	$148,395
Income from affiliate	90,712
Securities lending	70,933

Total investment income	310,040

Expenses
Advisory fee	314,450
Distribution Plan expenses	18,391
Administrative services fee	44,849
Transfer agent fees	112
Trustees’ fees and expenses	1,713
Printing and postage expenses	17,043
Custodian and accounting fees	14,072
Professional fees	11,394
Other	1,936

Total expenses	423,960
Less: Expense reductions	(1,096)

Net expenses	422,864

Net investment loss	(112,824)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	7,493,927
Net change in unrealized gains or losses on investments	3,378,595

Net realized and unrealized gains or losses on investments	10,872,522

Net increase in net assets resulting from operations	$10,759,698

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006

Operations
Net investment loss		$ (112,824)		$ (523,937)
Net realized gains on investments		7,493,927		6,790,122
Net change in unrealized gains or losses
on investments		3,378,595		2,780,670

Net increase in net assets resulting from
operations		10,759,698		9,046,855

Distributions to shareholders from
Net realized gains
Class 1		(5,390,665)		(4,035,219)
Class 2		(1,071,241)		(678,474)

Total distributions to shareholders		(6,461,906)		(4,713,693)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	276,802	4,402,843	1,220,872	18,909,744
Class 2	2,546	39,298	128,574	1,944,973

		4,442,141		20,854,717

Net asset value of shares issued in
reinvestment of distributions
Class 1	368,467	5,390,665	260,505	4,035,219
Class 2	74,186	1,071,241	44,229	678,474

		6,461,906		4,713,693

Payment for shares redeemed
Class 1	(581,175)	(9,135,445)	(2,056,896)	(30,686,212)
Class 2	(73,615)	(1,153,277)	(127,528)	(1,930,014)

		(10,288,722)		(32,616,226)

Net increase (decrease) in net assets
resulting from capital share transactions		615,325		(7,047,816)

Total increase (decrease) in net assets		4,913,117		(2,714,654)
Net assets
Beginning of period		89,715,737		92,430,391

End of period		$ 94,628,854		$ 89,715,737

Undistributed net investment loss		$ (114,211)		$ (1,387)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Growth Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Growth Fund, increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $2,706 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $45,819,153 and $51,431,282, respectively, for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Fund loaned securities to certain brokers. At June 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $14,126,662 and $14,753,393, respectively.

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $95,210,693. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,167,699 and $1,200,162, respectively, with a net unrealized appreciation of $16,967,537.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to borrow from other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended June 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex
(consisting of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566900 rv4   8/2007

Evergreen VA High Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov.

The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.

Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen VA High Income Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. In the international markets, emerging markets extended their performance advantage over developed markets during the six-month period. In contrast, the domestic fixed-income market increasingly struggled throughout the period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of the calendar year, concerns grew about potentially

1

LETTER TO SHAREHOLDERS continued

rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads, or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of economic growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the year, but evidence of renewed economic strength became apparent in the second quarter. Resisting the effects of weakness in the housing market and rising energy prices, the economy produced solid gains in employment and personal income. Except in those population groups most vulnerable to higher energy prices, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures.

During this period, the managers of Evergreen’s variable annuity funds implemented strategies consistent with the asset classes and investment objectives of each fund. Equity-oriented portfolios tended to focus more on achieving capital growth,

2

LETTER TO SHAREHOLDERS continued

while fixed-income portfolios were managed for both total return and income.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Manager1:

• Andrew Cestone

PERFORMANCE AND RETURNS

Portfolio inception date: 6/30/1999

	Class 1	Class 2
Class inception date	6/30/1999	7/31/2002

6-month return	3.09%	3.00%

Average annual return

1-year	10.37%	10.19%

5-year	8.67%	8.41%

Since portfolio inception	7.86%	7.69%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

1 Effective March 1, 2007, Andrew Cestone became a portfolio manager of the fund. Effective July 2, 2007, Mr. Cestone assumed sole day-to-day management responsibility of the fund.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA High Income Fund Class 1 shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class 1	$ 1,000.00	$ 1,030.91	$ 3.93
Class 2	$ 1,000.00	$ 1,030.04	$ 5.18
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.93	$ 3.91
Class 2	$ 1,000.00	$ 1,019.69	$ 5.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.78% for Class 1 and 1.03% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 1[1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.41	$ 10.27	$ 10.76	$ 10.45	$ 9.93	$ 9.52

Income from investment operations
Net investment income (loss)	0.39[2]	0.76[2]	0.80	0.72	0.83[2]	0.27
Net realized and unrealized gains or losses on investments	(0.07)	0.15	(0.64)	0.19	0.98	0.41

Total from investment operations	0.32	0.91	0.16	0.91	1.81	0.68

Distributions to shareholders from
Net investment income	0[3]	(0.77)	(0.65)	(0.60)	(1.29)	(0.27)

Net asset value, end of period	$10.73	$ 10.41	$ 10.27	$ 10.76	$ 10.45	$ 9.93

Total return[4]	3.09%	8.95%	1.48%	8.69%	18.26%	7.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,682	$10,083	$10,598	$11,736	$11,485	$26,222
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.78%[5]	0.75%	0.78%	0.99%	0.98%	1.00%
Expenses excluding waivers/reimbursements
and expense reductions	0.78%[5]	0.75%	0.78%	1.00%	0.98%	1.31%
Net investment income (loss)	7.31%[5]	7.20%	6.79%	6.60%	7.76%	7.93%
Portfolio turnover rate	31%	58%	67%	65%	77%	87%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 2	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.38	$ 10.23	$ 10.73	$ 10.43	$ 9.91	$9.77

Income from investment operations
Net investment income (loss)	0.37	0.73[2]	0.74	0.68[2]	0.80[2]	0.15
Net realized and unrealized gains or losses on investments	(0.06)	0.16	(0.62)	0.19	0.99	0.26

Total from investment operations	0.31	0.89	0.12	0.87	1.79	0.41

Distributions to shareholders from
Net investment income	0[3]	(0.74)	(0.62)	(0.57)	(1.27)	(0.27)

Net asset value, end of period	$ 10.69	$ 10.38	$ 10.23	$ 10.73	$10.43	$9.91

Total return[4]	3.00%	8.66%	1.15%	8.39%	18.11%	4.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$29,279	$29,510	$26,770	$16,698	$7,804	$ 965
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.03%[5]	1.00%	1.03%	1.24%	1.25%	1.27%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.03%[5]	1.00%	1.03%	1.25%	1.25%	1.27%[5]
Net investment income (loss)	7.06%[5]	6.95%	6.55%	6.31%	7.39%	7.63%[5]
Portfolio turnover rate	31%	58%	67%	65%	77%	87%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 82.5%
CONSUMER DISCRETIONARY 20.9%
Auto Components 1.1%
ArvinMeritor, Inc., 6.80%, 02/15/2009	$ 25,000	$ 24,563
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 (p)	65,000	70,362
11.25%, 03/01/2011	60,000	65,475
Metaldyne Corp., 11.00%, 06/15/2012 (p)	217,000	222,425
Tenneco, Inc., 10.25%, 07/15/2013	35,000	37,800

		420,625

Automobiles 1.5%
Ford Motor Co.:
5.80%, 01/12/2009	75,000	73,440
7.45%, 07/16/2031 (p)	175,000	140,656
7.875%, 06/15/2010	170,000	170,077
General Motors Corp., 8.375%, 07/15/2033 (p)	225,000	206,438

		590,611

Diversified Consumer Services 0.5%
Education Management, LLC, 8.75%, 06/01/2014	125,000	128,125
Service Corporation International, 6.75%, 04/01/2015 144A	45,000	43,594

		171,719

Hotels, Restaurants & Leisure 4.1%
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	154,000	151,305
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	100,000	107,625
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	355,000	334,587
MGM MIRAGE:
5.875%, 02/27/2014	70,000	63,700
7.50%, 06/01/2016	100,000	95,375
Outback Steakhouse, Inc., 10.00%, 06/15/2015 144A (p)	35,000	33,600
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A (p)	200,000	221,500
Seneca Gaming Corp., 7.25%, 05/01/2012	65,000	66,219
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	135,000	136,856
Six Flags, Inc., 9.625%, 06/01/2014 (p)	205,000	191,163
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	194,000	193,515

		1,595,445

Household Durables 1.1%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	92,000	81,880
Libbey, Inc., FRN, 12.38%, 06/01/2011	200,000	222,000
Standard Pacific Corp., 9.25%, 04/15/2012	135,000	128,250

		432,130

Leisure Equipment & Products 0.0%
Remington Arms Company, Inc., 10.50%, 02/01/2011	15,000	15,281

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 8.3%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	$ 300,000	$ 297,750
CCH I, LLC:
11.00%, 10/01/2015	300,000	314,500
13.50%, 01/15/2014	50,000	51,563
Dex Media East, LLC:
9.875%, 11/15/2009	375,000	388,950
12.125%, 11/15/2012	190,000	204,962
Dex Media West, LLC, 8.50%, 08/15/2010	140,000	145,425
Lamar Media Corp., 6.625%, 08/15/2015	400,000	381,000
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	130,000	131,300
Mediacom Communications Corp., 9.50%, 01/15/2013	525,000	536,156
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	280,000	290,500
PRIMEDIA, Inc., 8.875%, 05/15/2011	150,000	154,875
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	90,000	88,650
XM Satellite Radio Holdings, Inc., Class A, 9.75%, 05/01/2014	85,000	83,725
Young Broadcasting, Inc., Class A, 8.75%, 01/15/2014	180,000	169,200

		3,238,556

Multi-line Retail 1.6%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	400,000	405,783
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	200,000	215,000

		620,783

Specialty Retail 1.5%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	70,000	73,500
Michaels Stores, Inc.:
10.00%, 11/01/2014 144A (p)	150,000	154,500
11.375%, 11/01/2016 144A (p)	50,000	52,500
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	306,750

		587,250

Textiles, Apparel & Luxury Goods 1.2%
Levi Strauss & Co., 12.25%, 12/15/2012	90,000	97,875
Oxford Industries, Inc., 8.875%, 06/01/2011	200,000	207,500
Unifi, Inc., 11.50%, 05/15/2014	55,000	54,862
Warnaco Group, Inc., 8.875%, 06/15/2013	95,000	100,700

		460,937

CONSUMER STAPLES 1.6%
Food & Staples Retailing 0.6%
Rite Aid Corp., 9.375%, 12/15/2015 144A (p)	29,000	27,985
SUPERVALU, Inc., 7.50%, 11/15/2014	205,000	211,150

		239,135

Food Products 0.2%
Smithfield Foods, Inc., 7.75%, 07/01/2017 (p)	65,000	65,325

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	$ 40,000	$ 38,550

Personal Products 0.7%
Central Garden & Pet Co., 9.125%, 02/01/2013	50,000	51,750
Playtex Products, Inc., 9.375%, 06/01/2011	215,000	221,987

		273,737

ENERGY 11.9%
Energy Equipment & Services 3.1%
Bristow Group, Inc.:
6.125%, 06/15/2013	10,000	9,475
7.50%, 09/15/2017 144A	70,000	70,525
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	193,000	194,689
GulfMark Offshore, Inc., 7.75%, 07/15/2014	175,000	177,625
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	175,000	161,000
Parker Drilling Co., 9.625%, 10/01/2013	135,000	144,787
PHI, Inc., 7.125%, 04/15/2013	460,000	441,600

		1,199,701

Oil, Gas & Consumable Fuels 8.8%
Chesapeake Energy Corp., 6.875%, 01/15/2016 (p)	300,000	294,750
Cimarex Energy Co., 7.125%, 05/01/2017	35,000	34,300
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	120,000	111,000
Delta Petroleum Corp., 7.00%, 04/01/2015	115,000	100,337
El Paso Corp., 7.00%, 06/15/2017	60,000	59,643
Encore Acquisition Co., 6.25%, 04/15/2014	400,000	359,000
Energy Partners, Ltd.:
9.75%, 04/15/2014 144A	45,000	44,888
FRN, 10.48%, 04/15/2013 144A	15,000	15,150
Exco Resources, Inc., 7.25%, 01/15/2011	320,000	320,000
Forest Oil Corp., 7.25%, 06/15/2019 144A (p)	45,000	43,875
Frontier Oil Corp., 6.625%, 10/01/2011 (p)	30,000	29,400
Mariner Energy, Inc., 8.00%, 05/15/2017	36,000	35,910
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	200,000	206,000
Peabody Energy Corp.:
5.875%, 04/15/2016	200,000	188,000
6.875%, 03/15/2013	300,000	300,000
Plains Exploration & Production Co., 7.75%, 06/15/2015	60,000	59,850
Regency Energy Partners, LP, 8.375%, 12/15/2013 144A	75,000	77,625
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	250,000	248,750
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	255,000
Tesoro Corp., Ser. B:
6.50%, 06/01/2017 144A	140,000	137,550
6.625%, 11/01/2015	50,000	49,750
W&T Offshore, Inc., 8.25%, 06/15/2014 144A	30,000	29,775
Williams Cos., 8.125%, 03/15/2012	400,000	426,500

		3,427,053

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS 7.9%
Consumer Finance 5.6%
AmeriCredit Corp., 8.50%, 07/01/2015 144A	$ 50,000	$ 50,625
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	220,000	231,550
CCH II Capital Corp., 10.25%, 09/15/2010	500,000	525,000
Ford Motor Credit Co.:
5.70%, 01/15/2010	190,000	181,621
7.375%, 10/28/2009	210,000	208,566
General Motors Acceptance Corp., 6.875%, 08/28/2012	600,000	587,018
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	430,000	389,150

		2,173,530

Insurance 0.3%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017 144A	120,000	117,900

Real Estate Investment Trusts 2.0%
Host Marriott Corp., Ser. J, 7.125%, 11/01/2013	200,000	200,750
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	275,000	275,000
7.00%, 01/15/2016	150,000	150,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	175,000	176,313

		802,063

HEALTH CARE 3.2%
Health Care Equipment & Supplies 0.2%
Universal Hospital Services, Inc.:
8.50%, 06/01/2015 144A	42,000	41,790
FRN, 8.76%, 06/01/2015 144A	30,000	30,150

		71,940

Health Care Providers & Services 3.0%
Community Health Systems, Inc.:
6.50%, 12/15/2012	60,000	62,623
8.875%, 07/15/2015 144A #	280,000	285,250
HCA, Inc.:
6.375%, 01/15/2015	100,000	85,250
9.25%, 11/15/2016 144A	440,000	469,700
HealthSouth Corp., 10.75%, 06/15/2016	100,000	109,000
Triad Hospitals, Inc., 7.00%, 05/15/2012	135,000	141,412

		1,153,235

INDUSTRIALS 7.5%
Aerospace & Defense 2.4%
DRS Technologies, Inc.:
6.625%, 02/01/2016	100,000	97,000
7.625%, 02/01/2018	70,000	71,050
Hawker Beechcraft Acquisition Corp.:
8.50%, 04/01/2015 144A	40,000	41,400
9.75%, 04/01/2017 144A (p)	30,000	31,425

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Aerospace & Defense continued
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	$ 305,000	$ 284,413
6.375%, 10/15/2015	410,000	389,500

		914,788

Commercial Services & Supplies 1.4%
Allied Waste North America, Inc., 9.25%, 09/01/2012	325,000	341,656
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	140,000	149,800
Mobile Mini, Inc., 6.875%, 05/01/2015 144A	60,000	58,500

		549,956

Machinery 2.1%
Actuant Corp., 6.875%, 06/15/2017 144A	40,000	39,800
Case New Holland, Inc., 9.25%, 08/01/2011	190,000	200,108
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	230,000	230,575
RBS Global, Inc.:
9.50%, 08/01/2014	250,000	257,500
11.75%, 08/01/2016 (p)	100,000	108,000

		835,983

Marine 0.5%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	195,000	191,572

Road & Rail 0.4%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	150,000	153,750

Trading Companies & Distributors 0.7%
Neff Corp., 10.00%, 06/01/2015 144A	15,000	15,038
Rental Service Corp., 9.50%, 12/01/2014 144A (p)	175,000	179,375
United Rentals, Inc., 6.50%, 02/15/2012	95,000	93,812

		288,225

INFORMATION TECHNOLOGY 2.3%
Electronic Equipment & Instruments 0.4%
Sanmina-SCI Corp., FRN:
8.11%, 06/15/2010 144A (p)	65,000	65,488
8.11%, 06/15/2014 144A (p)	65,000	65,325

		130,813

IT Services 1.4%
ipayment, Inc., 9.75%, 05/15/2014	130,000	130,650
SunGard Data Systems, Inc., 9.125%, 08/15/2013	400,000	411,500

		542,150

Semiconductors & Semiconductor Equipment 0.0%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A (p)	5,000	4,800

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Software 0.5%
Activant Solutions, Inc., 9.50%, 05/01/2016	$ 150,000	$ 147,375
Harland Clarke Holdings Corp., 9.50%, 05/15/2015 144A (p)	57,000	54,862

		202,237

MATERIALS 11.5%
Chemicals 4.2%
ARCO Chemical Co., 9.80%, 02/01/2020	65,000	70,200
Huntsman International, LLC, 11.50%, 07/15/2012	290,000	323,350
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	60,000	51,600
Lyondell Chemical Co.:
6.875%, 06/15/2017 (p)	185,000	179,450
10.50%, 06/01/2013	275,000	298,031
MacDermid, Inc., 9.50%, 04/15/2017 144A	117,000	118,170
Millenium America, Inc., 7.625%, 11/15/2026	55,000	53,350
Momentive Performance, Inc., 9.75%, 12/01/2014 144A	125,000	126,875
Mosaic Co.:
7.30%, 01/15/2028	50,000	48,250
7.625%, 12/01/2016 144A	120,000	123,300
Tronox Worldwide, LLC, 9.50%, 12/01/2012	250,000	261,875

		1,654,451

Construction Materials 0.4%
CPG International, Inc., 10.50%, 07/01/2013	160,000	164,800

Containers & Packaging 2.5%
Berry Plastics Holding Corp., 8.875%, 09/15/2014 (p)	170,000	172,975
Exopack Holding Corp., 11.25%, 02/01/2014	105,000	111,300
Graham Packaging Co., 9.875%, 10/15/2014 (p)	80,000	81,300
Graphic Packaging International, Inc., 9.50%, 08/15/2013 (p)	55,000	57,406
Owens-Brockway Glass Containers, Inc., 8.75%, 11/15/2012	280,000	293,300
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	250,000	251,563

		967,844

Metals & Mining 1.8%
Aleris International, Inc., 9.00%, 12/15/2014 144A	75,000	76,031
Dayton Superior Corp., 13.00%, 06/15/2009	125,000	127,813
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	370,000	376,012
8.25%, 04/01/2015	50,000	52,875
8.375%, 04/01/2017	55,000	58,850

		691,581

Paper & Forest Products 2.6%
Bowater, Inc.:
6.50%, 06/15/2013	125,000	109,219
9.375%, 12/15/2021	40,000	38,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products continued
Buckeye Technologies, Inc., 8.50%, 10/01/2013	$ 175,000	$ 179,813
Georgia Pacific Corp., 8.125%, 05/15/2011 (p)	300,000	307,875
P.H. Glatfelter, 7.125%, 05/01/2016	175,000	175,000
Verso Paper Holdings, LLC, 11.375%, 08/01/2016 144A (p)	195,000	209,137

		1,019,044

TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 2.3%
Consolidated Communications, Inc., 9.75%, 04/01/2012	114,000	119,985
Insight Midwest, LP, 9.75%, 10/01/2009 (p)	208,000	210,080
PAETEC Holding Corp., 9.50%, 07/15/2015 144A #	30,000	30,338
Qwest Corp., 7.875%, 09/01/2011	275,000	288,062
West Corp., 11.00%, 10/15/2016 (p)	250,000	262,500

		910,965

Wireless Telecommunication Services 3.1%
Centennial Communications Corp.:
8.125%, 02/01/2014	225,000	231,187
10.00%, 01/01/2013	200,000	215,500
Cricket Communications, Inc., 9.375%, 11/01/2014	190,000	197,125
Dobson Communications Corp., 8.875%, 10/01/2013 (p)	200,000	210,000
MetroPCS Wireless, Inc. 9.25%, 11/01/2014 144A (p)	235,000	243,813
Rural Cellular Corp., 8.25%, 03/15/2012	90,000	92,475

		1,190,100

UTILITIES 10.3%
Electric Utilities 6.6%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	265,000	283,550
Aquila, Inc., 14.875%, 07/01/2012	267,000	340,425
CMS Energy Corp.:
6.55%, 07/17/2017 #	20,000	19,833
8.50%, 04/15/2011	40,000	42,745
Edison Mission Energy:
7.00%, 05/15/2017 144A	75,000	71,062
7.20%, 05/15/2019 144A	85,000	80,325
Mirant North America, LLC, 7.375%, 12/31/2013 (p)	275,000	282,562
NRG Energy, Inc., 7.375%, 02/01/2016	660,000	663,300
Orion Power Holdings, Inc., 12.00%, 05/01/2010	250,000	283,750
Reliant Energy, Inc.:
6.75%, 12/15/2014	425,000	435,625
7.875%, 06/15/2017	60,000	58,650

		2,561,827

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 1.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	$ 400,000	$ 408,240

Independent Power Producers & Energy Traders 2.7%
AES Corp., 7.75%, 03/01/2014 (p)	390,000	392,925
Dynegy, Inc., 8.375%, 05/01/2016	565,000	555,113
Tenaska, Inc., 7.00%, 06/30/2021 144A	95,195	97,882

		1,045,920

Total Corporate Bonds (cost $31,954,724)		32,124,552

YANKEE OBLIGATIONS - CORPORATE 9.0%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
CanWest MediaWorks, LP, 9.25%, 08/01/2015 144A #	90,000	90,225

ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
OPTI Canada, Inc.:
7.875%, 12/15/2014 144A #	190,000	190,950
8.25%, 12/15/2014 144A	135,000	137,700

		328,650

FINANCIALS 2.5%
Consumer Finance 2.1%
Avago Technologies Finance Private, Ltd., 10.125%, 12/01/2013	120,000	128,400
CDRV Investors, Inc., Sr. Disc. Note, Step Bond, 0.00%, 01/01/2015 †	220,000	201,300
NXP Funding, LLC, 7.875%, 10/15/2014	180,000	178,200
Petroplus Finance, Ltd.:
6.75%, 05/01/2014 144A	70,000	67,725
7.00%, 05/01/2017 144A	50,000	48,375
Virgin Media Finance plc, 9.125%, 08/15/2016 (p)	200,000	210,000

		834,000

Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013	135,000	139,725

INDUSTRIALS 0.4%
Road & Rail 0.4%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A (p)	55,000	54,725
9.375%, 05/01/2012	90,000	96,750

		151,475

MATERIALS 2.2%
Chemicals 0.1%
NOVA Chemicals Corp., 6.50%, 01/15/2012	30,000	28,200

Metals & Mining 1.9%
Novelis, Inc., 7.25%, 02/15/2015	730,000	748,250

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS continued
Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015	$ 100,000	$ 88,000

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 1.1%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	250,000	265,000
Northern Telecom, Ltd., 6.875%, 09/01/2023	200,000	176,000

		441,000

Wireless Telecommunication Services 1.7%
Inmarsat plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	70,000	67,113
Intelsat, Ltd.:
9.25%, 06/15/2016 (p)	200,000	213,500
11.25%, 06/15/2016	125,000	140,625
Rogers Wireless, Inc., 9.625%, 05/01/2011	210,000	236,503

		657,741

Total Yankee Obligations - Corporate (cost $3,470,542)		3,507,266

	Shares	Value

COMMON STOCKS 0.5%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Comcast Corp., Class A *	1,387	39,002

INDUSTRIALS 0.3%
Airlines 0.3%
Delta Air Lines, Inc. *	5,868	115,600

MATERIALS 0.1%
Containers & Packaging 0.1%
Smurfit-Stone Container Corp. *	1,600	21,296

Paper & Forest Products 0.0%
Glatfelter	1,400	19,026

Total Common Stocks (cost $213,641)		194,924

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * (h) + (cost $10,603)	50	0

	Principal
	Amount	Value

DEBT OBLIGATIONS 0.9%
Blue Grass Energy Corp. Loan, FRN, 10.32%, 12/30/2013 (cost $350,000)	$ 350,000	354,928

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 12.4%
REPURCHASE AGREEMENT ^ 12.4%
Banc of America Securities, LLC, 5.39%, dated 06/29/2007, maturing 07/02/2007,
maturity value $4,829,951 (cost $4,827,783)	$ 4,827,783	$ 4,827,783

	Shares	Value

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ##
(cost $2,316,117)	2,316,117	2,316,117

Total Investments (cost $43,143,410) 111.2%		43,325,570
Other Assets and Liabilities (11.2%)		(4,364,544)

Net Assets 100.0%		$ 38,961,026

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
#	When-issued or delayed delivery security
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
*	Non-income producing security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
^	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FRN	Floating Rate Note

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2007:

AAA	4.4%
BBB	3.5%
BB	24.4%
B	52.0%
CCC	15.7%

100.0%

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of June 30, 2007:

Less than 1 year	4.4%
1 to 3 year(s)	5.7%
3 to 5 years	13.5%
5 to 10 years	71.8%
10 to 20 years	3.5%
20 to 30 years	1.1%

100.0%

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $35,999,510) including $4,611,418 of securities
loaned	$ 36,181,670
Investments in repurchase agreement, at value (cost $4,827,783)	4,827,783
Investments in affiliated money market fund, at value (cost $2,316,117)	2,316,117

Total investments	43,325,570
Receivable for securities sold	620,405
Receivable for Fund shares sold	406
Interest receivable	760,498
Receivable for securities lending income	715
Prepaid expenses and other assets	795

Total assets	44,708,389

Liabilities
Payable for securities purchased	873,187
Payable for Fund shares redeemed	34,571
Payable for securities on loan	4,827,783
Advisory fee payable	1,603
Distribution Plan expenses payable	602
Due to other related parties	441
Accrued expenses and other liabilities	9,176

Total liabilities	5,747,363

Net assets	$ 38,961,026

Net assets represented by
Paid-in capital	$ 47,912,614
Undistributed net investment income	1,389,499
Accumulated net realized losses on investments	(10,523,247)
Net unrealized gains on investments	182,160

Total net assets	$ 38,961,026

Net assets consists of
Class 1	$ 9,682,135
Class 2	29,278,891

Total net assets	$ 38,961,026

Shares outstanding (unlimited number of shares authorized)
Class 1	902,114
Class 2	2,739,531

Net asset value per share
Class 1	$ 10.73
Class 2	$ 10.69

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $192)	$ 1,529,335
Income from affiliate	41,986
Securities lending	6,088

Total investment income	1,577,409

Expenses
Advisory fee	97,609
Distribution Plan expenses	36,468
Administrative services fee	19,411
Transfer agent fees	74
Trustees’ fees and expenses	1,399
Printing and postage expenses	11,349
Custodian and accounting fees	7,977
Professional fees	11,853
Other	1,809

Total expenses	187,949
Less: Expense reductions	(828)

Net expenses	187,121

Net investment income	1,390,288

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(171,865)
Credit default swap transactions	463

Net realized losses on investments	(171,402)
Net change in unrealized gains or losses on investments	(52,761)

Net realized and unrealized gains or losses on investments	(224,163)

Net increase in net assets resulting from operations	$ 1,166,125

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006

Operations
Net investment income	$ 1,390,288		$ 2,836,266
Net realized losses on investments		(171,402)		(628,964)
Net change in unrealized gains or losses
on investments		(52,761)		1,184,142

Net increase in net assets resulting from
operations		1,166,125		3,391,444

Distributions to shareholders from
Net investment income
Class 1		(1,701)		(708,642)
Class 2		(5,000)		(2,002,862)

Total distributions to shareholders		(6,701)		(2,711,504)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	19,362	207,316	7,034	75,015
Class 2	61,860	657,616	462,674	4,829,640

		864,932		4,904,655

Net asset value of shares issued in
reinvestment of distributions
Class 1	159	1,701	68,466	708,642
Class 2	470	5,000	194,072	2,002,862

		6,701		2,711,504

Payment for shares redeemed
Class 1	(85,636)	(915,250)	(139,518)	(1,470,193)
Class 2	(164,973)	(1,747,295)	(430,157)	(4,601,347)

		(2,662,545)		(6,071,540)

Net increase (decrease) in net assets
resulting from capital share
transactions		(1,790,912)		1,544,619

Total increase (decrease) in net assets		(631,488)		2,224,559
Net assets
Beginning of period		39,592,514		37,367,955

End of period	$ 38,961,026		$ 39,592,514

Undistributed net investment income	$ 1,389,499		$ 5,912

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA High Income Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $73 to Wachovia Securities, LLC.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $12,719,237 and $11,382,010, respectively, for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Fund loaned securities to certain brokers. At June 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $4,611,418 and $4,827,783, respectively.

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $43,167,224. The gross unrealized appreciation and depreciation on securities based on tax cost was $669,864 and $511,518, respectively, with a net unrealized appreciation of $158,346.

As of December 31, 2006, the Fund had $10,294,812 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011	2013	2014

$2,026,795	$2,435,731	$4,170,025	$11,033	$972,780	$37,216	$641,232

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers was limited in accordance with income tax regulations.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2006, the Fund incurred and elected to defer post-October losses of $36,901.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended June 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP, (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin4, [5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566893 rv4 8/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566893 rv4 8/2007

Evergreen VA International Equity Fund

Evergreen

VA INTERNATIONAL EQUITY FUND

Semiannual Report
as of June 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen VA International Equity Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. In the international markets, emerging markets extended their performance advantage over developed markets during the six-month period. In contrast, the domestic fixed-income market increasingly struggled throughout the period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of the calendar year, concerns grew about potentially

1

LETTER TO SHAREHOLDERS continued

rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads, or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of economic growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the year, but evidence of renewed economic strength became apparent in the second quarter. Resisting the effects of weakness in the housing market and rising energy prices, the economy produced solid gains in employment and personal income. Except in those population groups most vulnerable to higher energy prices, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures.

During this period, the managers of Evergreen’s variable annuity funds implemented strategies consistent with the asset classes and investment objectives of each fund. Equity-oriented portfolios tended to focus more on achieving capital growth,

2

LETTER TO SHAREHOLDERS continued

while fixed-income portfolios were managed for both total return and income.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:†

• Gilman C. Gunn

• Francis X. Claro, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 8/17/1998

	Class 1	Class 2
Class inception date	8/17/1998	7/31/2002

6-month return	10.58%	10.44%

Average annual return
1-year	25.11%	24.72%

5-year	15.92%	15.65%

Since portfolio inception	9.48%	9.33%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

† Effective June 5, 2007 Mr. Claro became a portfolio manager of the Fund. Effective July 31, 2007, Mr. Gunn will no longer manage the Fund and Mr. Claro will assume day-to-day management responsibility of the Fund.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA International Equity Fund Class 1 shares versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class 1	$ 1,000.00	$ 1,105.82	$ 3.34
Class 2	$ 1,000.00	$ 1,104.35	$ 4.64
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.62	$ 3.21
Class 2	$ 1,000.00	$ 1,020.38	$ 4.46

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.64% for Class 1 and 0.89% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
June 30, 2007
CLASS 1[1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 16.18	$ 14.31	$ 12.62	$ 10.71	$ 8.24	$ 9.36

Income from investment operations
Net investment income (loss)	0.25	0.37	0.19	0.10	0.07[2]	0.13
Net realized and unrealized gains or losses on investments	1.45	2.90	1.82	1.95	2.50	(1.11)

Total from investment operations	1.70	3.27	2.01	2.05	2.57	(0.98)

Distributions to shareholders from
Net investment income	0	(0.58)	(0.32)	(0.14)	(0.10)	(0.14)
Net realized gains	(0.12)	(0.82)	0	0	0	0

Total distributions to shareholders	(0.12)	(1.40)	(0.32)	(0.14)	(0.10)	(0.14)

Net asset value, end of period	$ 17.76	$ 16.18	$ 14.31	$ 12.62	$ 10.71	$ 8.24

Total return[3]	10.58%	23.16%	16.00%	19.21%	31.32%	(10.47%)

Ratios and supplemental data
Net assets, end of period (thousands)	$196,671	$175,518	$140,564	$96,614	$70,372	$22,324
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.64%[4]	0.68%	0.77%	0.96%	1.07%	1.00%
Expenses excluding waivers/reimbursements
and expense reductions	0.64%[4]	0.68%	0.77%	0.96%	1.12%	1.39%
Net investment income (loss)	3.06%[4]	2.53%	1.64%	0.98%	0.72%	1.32%
Portfolio turnover rate	29%	74%	61%	65%	132%	76%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
June 30, 2007
CLASS 2	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 16.12	$ 14.26	$ 12.59	$ 10.70	$ 8.24	$8.95

Income from investment operations
Net investment income (loss)	0.23	0.34	0.14	0.09	(0.01)[2]	0.02
Net realized and unrealized gains or losses on investments	1.44	2.88	1.83	1.92	2.56	(0.60)

Total from investment operations	1.67	3.22	1.97	2.01	2.55	(0.58)

Distributions to shareholders from
Net investment income	0	(0.54)	(0.30)	(0.12)	(0.09)	(0.13)
Net realized gains	(0.12)	(0.82)	0	0	0	0

Total distributions to shareholders	(0.12)	(1.36)	(0.30)	(0.12)	(0.09)	(0.13)

Net asset value, end of period	$ 17.67	$ 16.12	$ 14.26	$ 12.59	$10.70	$8.24

Total return[3]	10.44%	22.89%	15.67%	18.84%	31.06%	(6.42%)

Ratios and supplemental data
Net assets, end of period (thousands)	$118,267	$109,836	$71,849	$25,451	$7,797	$ 477
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.89%[4]	0.93%	1.01%	1.21%	1.34%	1.18%[4]
Expenses excluding waivers/reimbursements
and expense reductions	0.89%[4]	0.93%	1.01%	1.21%	1.39%	1.28%[4]
Net investment income (loss)	2.80%[4]	2.28%	1.22%	0.70%	(0.15%)	0.42%[4]
Portfolio turnover rate	29%	74%	61%	65%	132%	76%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS 94.7%
CONSUMER DISCRETIONARY 9.3%
Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B	France	17,939	$2,521,429

Automobiles 1.6%
TI Automotive, Ltd. * (h) +	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	80,200	5,077,598

			5,077,598

Hotels, Restaurants & Leisure 0.8%
Sodexho Alliance SA	France	34,588	2,488,116

Household Durables 1.7%
Cyrela Brazil Realty SA Empreendimentose e Participacoes	Brazil	14,000	173,476
Gafisa SA, ADR *	Brazil	5,845	182,364
Koninklijke Philips Electronics NV	Netherlands	59,213	2,529,275
Sony Corp.	Japan	50,200	2,579,269

			5,464,384

Media 2.2%
Lagardere Groupe	France	8,848	771,809
Television Broadcasts, Ltd.	Hong Kong	191,000	1,343,660
Toho Co., Ltd. *	Japan	28,900	523,109
Vivendi	France	97,215	4,198,576

			6,837,154

Specialty Retail 0.8%
Inditex SA	Spain	24,449	1,448,370
Yamada Denki Co., Ltd.	Japan	9,300	972,273

			2,420,643

Textiles, Apparel & Luxury Goods 1.4%
adidas AG	Germany	21,100	1,335,933
Christian Dior SA	France	16,676	2,171,697
Geox SpA	Italy	53,246	985,859

			4,493,489

CONSUMER STAPLES 10.1%
Beverages 3.5%
Diageo plc	United Kingdom	191,608	3,986,563
Foster’s Group, Ltd.	Australia	120,130	650,967
Heineken NV	Netherlands	75,739	4,458,112
Marston’s plc	United Kingdom	101,498	809,470
Scottish & Newcastle plc	United Kingdom	84,116	1,080,946

			10,986,058

Food & Staples Retailing 1.2%
Carrefour SA	France	53,168	3,752,004

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 3.0%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	396	$1,079,101
Cresud S.A.C.I.F., ADR	Argentina	8,256	176,596
Lotte Confectionery Co., Ltd.	South Korea	522	694,946
Nestle SA	Switzerland	10,173	3,880,504
Unilever NV	Netherlands	115,970	3,619,486

			9,450,633

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	42,000	896,591

Tobacco 2.1%
Altadis SA	Spain	13,823	920,469
British American Tobacco plc	United Kingdom	103,371	3,521,622
Japan Tobacco, Inc.	Japan	160	789,610
Swedish Match AB	Sweden	80,000	1,549,255

			6,780,956

ENERGY 7.7%
Oil, Gas & Consumable Fuels 7.7%
BP plc	United Kingdom	601,101	7,272,287
ENI SpA	Italy	101,012	3,677,623
OAO LUKOIL, ADR	Russia	12,633	962,634
PTT Public Co.	Thailand	196,300	1,546,520
Royal Dutch Shell plc, Class A	United Kingdom	39,938	1,629,835
Statoil ASA	Norway	127,800	3,976,954
Total SA	France	61,983	5,055,262

			24,121,115

FINANCIALS 22.6%
Capital Markets 1.8%
Credit Suisse Group	Switzerland	7,748	553,995
Deutsche Bank AG	Germany	22,303	3,254,350
UBS AG	Switzerland	29,742	1,791,848

			5,600,193

Commercial Banks 9.0%
Alpha Bank SA	Greece	30,330	956,468
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	70,484	1,450,027
Anglo Irish Bank Corp. plc - London Exchange	Ireland	2,656	54,281
Banco Macro Bansud SA, ADR	Argentina	16,886	555,043
Banco Santander Central Hispano SA	Spain	103,494	1,917,611
Bank of Yokohama, Ltd.	Japan	229,000	1,605,974
BNP Paribas SA	France	44,797	5,357,308
Chiba Bank, Ltd.	Japan	113,000	1,003,425
DBS Group Holdings, Ltd.	Singapore	70,000	1,043,103
Greek Postal Savings Bank SA *	Greece	68,391	1,601,353
HBOS plc	United Kingdom	56,778	1,122,646

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	90,925	$1,657,263
Intesa Sanpaolo SpA	Italy	94,041	660,582
Lloyds TSB Group plc	United Kingdom	209,124	2,332,840
Mitsubishi UFJ Financial Group, Inc.	Japan	53	585,065
National Australia Bank, Ltd.	Australia	29,934	1,042,911
National Bank of Greece SA	Greece	13,565	778,444
Royal Bank of Scotland Group plc	United Kingdom	114,795	1,457,917
Sumitomo Trust & Banking Co., Ltd.	Japan	60,000	572,240
Unicredito Italian SpA	Italy	310,458	2,785,854

			28,540,355

Consumer Finance 1.4%
Orix Corp.	Japan	17,010	4,480,313

Diversified Financial Services 4.2%
Compagnie Nationale a Portefeuille	Belgium	5,308	384,206
Groupe Bruxelles Lambert SA	Belgium	22,477	2,807,598
Guoco Group, Ltd.	Bermuda	135,000	1,894,234
Hellenic Exchanges SA	Greece	32,540	854,400
IFIL Investments SpA	Italy	186,565	2,017,525
ING Groep NV	Netherlands	87,025	3,862,135
Pargesa Holdings SA	Switzerland	13,039	1,460,103

			13,280,201

Insurance 4.7%
Allianz SE	Germany	8,466	1,989,046
Amlin plc	United Kingdom	100,531	566,273
Aviva plc	United Kingdom	35,236	525,622
AXA SA	France	46,695	2,023,010
Catlin Group, Ltd.	United Kingdom	71,337	685,578
CNP Assurances	France	20,961	2,693,698
Mitsui Sumitomo Insurance Co., Ltd.	Japan	170,000	2,182,955
Prudential plc	United Kingdom	47,234	676,642
Sampo Oyj, Class A	Finland	26,000	751,652
Sompo Japan Insurance, Inc.	Japan	51,000	624,667
Swiss Reinsurance Co.	Switzerland	21,689	1,986,657

			14,705,800

Real Estate Management & Development 1.5%
Chinese Estates (Holdings), Ltd.	Bermuda	526,000	827,531
Hysan Development Co., Ltd.	Hong Kong	327,000	869,970
IRSA Inversiones y Representaciones SA, GDR *	Argentina	61,328	1,134,568
Patrizia Immobilien AG *	Germany	68,125	1,209,713
Shun Tak Holdings, Ltd.	Hong Kong	426,000	628,794

			4,670,576

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 4.6%
Health Care Equipment & Supplies 0.6%
Smith & Nephew plc	United Kingdom	159,348	$1,978,990

Pharmaceuticals 4.0%
Eisai Co., Ltd.	Japan	42,200	1,842,825
GlaxoSmithKline plc	United Kingdom	52,399	1,371,955
Novartis AG	Switzerland	45,046	2,544,242
Roche Holding AG	Switzerland	25,180	4,480,933
Teva Pharmaceutical Industries, Ltd., ADR	Israel	52,437	2,163,026

			12,402,981

INDUSTRIALS 11.6%
Aerospace & Defense 1.1%
BAE Systems plc	United Kingdom	220,951	1,795,384
Thales SA	France	26,311	1,613,872

			3,409,256

Building Products 1.3%
Assa Abloy AB, Class B	Sweden	40,600	898,991
Compagnie de Saint-Gobain SA	France	27,337	3,084,627

			3,983,618

Construction & Engineering 0.8%
Bilfinger Berger AG	Germany	22,117	1,971,170
Okumura Corp.	Japan	128,000	655,584

			2,626,754

Electrical Equipment 3.2%
Alstom SA *	France	30,676	5,157,417
Mitsubishi Electric Corp.	Japan	228,000	2,113,441
Schneider Electric SA	France	19,473	2,744,421

			10,015,279

Industrial Conglomerates 3.2%
Fraser & Neave, Ltd.	Singapore	99,000	352,635
GP Bruxelles Lambert	Belgium	2,043	28
Keppel Corp. Ltd.	Singapore	404,000	3,300,546
Siemens AG	Germany	39,619	5,714,529
Smiths Group plc	United Kingdom	25,584	608,265

			9,976,003

Machinery 1.5%
Fanuc, Ltd.	Japan	6,700	691,753
Heidelberger Druckmaschinen AG	Germany	16,543	804,477
KCI Konecranes International Oyj	Finland	22,450	945,275
Komatsu, Ltd.	Japan	37,000	1,075,162
THK Co., Ltd.	Japan	51,900	1,301,713

			4,818,380

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Transportation Infrastructure 0.5%
Macquarie Airports	Australia	230,199	$789,899
Macquarie Infrastructure Group	Australia	274,479	839,264

			1,629,163

INFORMATION TECHNOLOGY 8.6%
Communications Equipment 1.5%
Ericsson, Ser. B	Sweden	704,000	2,825,466
Nokia Corp.	Finland	65,138	1,834,630

			4,660,096

Electronic Equipment & Instruments 0.9%
Hitachi, Ltd.	Japan	76,000	539,773
Ingenico SA	France	44,063	1,306,051
Keyence Corp.	Japan	4,100	896,209

			2,742,033

Office Electronics 2.9%
Canon, Inc.	Japan	102,500	6,015,219
Neopost	France	20,852	3,062,383

			9,077,602

Semiconductors & Semiconductor Equipment 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	57,174	636,351
United Microelectronics Corp.	Taiwan	2,248,000	1,362,945

			1,999,296

Software 2.7%
Nintendo Co., Ltd.	Japan	12,600	4,612,500
SAP AG	Germany	60,382	3,111,231
Square Enix Co., Ltd. *	Japan	37,000	934,010

			8,657,741

MATERIALS 8.7%
Chemicals 3.8%
Akzo Nobel NV	Netherlands	22,397	1,938,832
BASF AG	Germany	11,120	1,463,496
Bayer AG	Germany	21,753	1,651,673
Hitachi Chemical Co., Ltd.	Japan	24,800	561,623
Lonza Group AG	Switzerland	25,454	2,346,106
Rhodia SA	France	185,420	700,169
Tokuyama Corp.	Japan	113,000	1,473,036
Toray Industries, Inc. *	Japan	149,000	1,101,778
Umicore SA *	Belgium	3,895	850,165

			12,086,878

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 1.0%
Cemex SA de CV, ADR	Mexico	23,945	$883,571
CRH plc - London Exchange	Ireland	24,636	1,220,708
Imerys	France	9,990	1,015,559

			3,119,838

Containers & Packaging 0.3%
Rexam plc	United Kingdom	86,531	865,886

Metals & Mining 3.6%
BHP Billiton plc	United Kingdom	144,160	4,020,368
Companhia Vale do Rio Doce, ADR	Brazil	54,117	2,410,912
Evraz Group SA, GDR	Luxembourg	17,478	718,346
Rio Tinto plc	United Kingdom	55,962	4,296,927

			11,446,553

TELECOMMUNICATION SERVICES 7.9%
Diversified Telecommunication Services 4.8%
Chunghwa Telecom Co., Ltd.	Taiwan	780,460	1,494,650
France Telecom	France	65,850	1,818,143
Koninklijke KPN NV	Netherlands	72,474	1,208,467
KT Corp.	South Korea	14,360	671,449
Nippon Telegraph & Telephone Corp.	Japan	2	8,880
Telefonica SA	Spain	339,716	7,604,899
Telenor ASA	Norway	113,400	2,225,962

			15,032,450

Wireless Telecommunication Services 3.1%
Bouygues SA	France	21,877	1,841,409
China Unicom, Ltd.	Hong Kong	1,780,000	3,064,490
Sistema JSFC, GDR *	Russia	31,950	907,380
TIM Participacoes SA, ADR	Brazil	8,893	306,542
Vodafone Group plc *	United Kingdom	1,088,972	3,666,190

			9,786,011

UTILITIES 3.6%
Electric Utilities 1.1%
British Energy Group plc *	United Kingdom	137,419	1,491,593
Fortum Oyj	Finland	25,200	790,939
Tokyo Electric Power Co., Inc.	Japan	41,900	1,346,786

			3,629,318

Gas Utilities 1.0%
Gaz de France	France	26,092	1,323,929
Tokyo Gas Co., Ltd.	Japan	357,000	1,692,273

			3,016,202

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.5%
National Grid plc	United Kingdom	37,583	$556,486
RWE AG	Germany	31,807	3,400,453
United Utilities plc	United Kingdom	49,320	702,072

			4,659,011

Total Common Stocks (cost $227,916,591)			298,186,947

PREFERRED STOCKS 2.3%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Dr. Ing. h.c. F. Porsche AG, Var. Rate Pfd	Germany	567	1,014,510

FINANCIALS 0.5%
Diversified Financial Services 0.5%
Istituto Finanziario Industriale SpA, Var. Rate Pfd.	Italy	35,657	1,439,111

HEALTH CARE 1.3%
Health Care Equipment & Supplies 1.3%
Fresenius AG, Var. Rate Pfd.	Germany	54,248	4,137,325

INFORMATION TECHNOLOGY 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd., Var. Rate Pfd.	South Korea	1,669	781,300

UTILITIES 0.0%
Electric Utilities 0.0%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	2,000,000	59,094

Total Preferred Stocks (cost $4,789,673)			7,431,340

OTHER 1.1%
Yellow Pages Income Fund (cost $2,982,947)	Canada	262,746	3,441,060

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional U.S. Government Money Market Fund,
Class I, 5.01% q ø (cost $4,620,506)	United States	4,620,506	4,620,506

Total Investments (cost $240,309,717) 99.6%			313,679,853
Other Assets and Liabilities 0.4%			1,258,074

Net Assets 100.0%			$314,937,927

* Non-income producing security

(h) Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

+ Security is deemed illiquid.

q Rate shown is the 7-day annualized yield at period end.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of June 30, 2007:

France	17.7%
Japan	15.9%
United Kingdom	15.8%
Germany	10.0%
Switzerland	6.5%
Netherlands	5.7%
Spain	3.8%
Italy	3.7%
Norway	2.0%
Hong Kong	1.9%
Sweden	1.7%
Singapore	1.5%
Finland	1.4%
Greece	1.4%
Belgium	1.3%
Australia	1.1%
Canada	1.1%
Taiwan	1.1%
Brazil	1.0%
Bermuda	0.9%
Ireland	0.9%
Israel	0.7%
South Korea	0.7%
Argentina	0.6%
Russia	0.6%
Thailand	0.5%
Mexico	0.3%
Luxembourg	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2007:

Financials	23.6%
Industrials	11.8%
Consumer Discretionary	10.9%
Consumer Staples	10.3%
Information Technology	9.0%
Materials	8.9%
Telecommunication Services	8.0%
Energy	7.8%
Health Care	6.0%
Utilities	3.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $235,689,211)	$309,059,347
Investments in affiliated money market fund, at value (cost $4,620,506)	4,620,506

Total investments	313,679,853
Cash	341,528
Foreign currency, at value (cost $1,102,100)	1,112,005
Receivable for Fund shares sold	4,949
Dividends receivable	877,226

Total assets	316,015,561

Liabilities
Payable for securities purchased	238,036
Payable for Fund shares redeemed	757,592
Advisory fee payable	10,088
Distribution Plan expenses payable	2,411
Due to other related parties	2,788
Accrued expenses and other liabilities	66,719

Total liabilities	1,077,634

Net assets	$314,937,927

Net assets represented by
Paid-in capital	$230,188,351
Undistributed net investment income	4,357,787
Accumulated net realized gains on investments	6,998,048
Net unrealized gains on investments	73,393,741

Total net assets	$314,937,927

Net assets consists of
Class 1	$196,670,880
Class 2	118,267,047

Total net assets	$314,937,927

Shares outstanding (unlimited number of shares authorized)
Class 1	11,073,667
Class 2	6,693,032

Net asset value per share
Class 1	$17.76
Class 2	$17.67

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $582,288)	$5,345,063
Income from affiliate	102,080

Total investment income	5,447,143

Expenses
Advisory fee	579,594
Distribution Plan expenses	139,968
Administrative services fee	146,462
Transfer agent fees	235
Trustees’ fees and expenses	4,107
Printing and postage expenses	31,631
Custodian and accounting fees	162,199
Professional fees	13,964
Interest expense	1,853
Other	5,117

Total expenses	1,085,130
Less: Expense reductions	(2,863)

Net expenses	1,082,267

Net investment income	4,364,876

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	14,587,666
Foreign currency related transactions	162,203

Net realized gains on investments	14,749,869
Net change in unrealized gains or losses on investments	10,846,762

Net realized and unrealized gains or losses on investments	25,596,631

Net increase in net assets resulting from operations	$29,961,507

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006

Operations
Net investment income		$4,364,876		$6,037,911
Net realized gains on investments		14,749,869		18,889,556
Net change in unrealized gains or
losses on investments		10,846,762		25,370,029

Net increase in net assets resulting
from operations		29,961,507		50,297,496

Distributions to shareholders from
Net investment income
Class 1		0		(5,913,245)
Class 2		0		(3,441,302)
Net realized gains
Class 1		(1,261,819)		(8,031,031)
Class 2		(797,796)		(5,152,031)

Total distributions to shareholders		(2,059,615)		(22,537,609)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	1,604,985	26,827,589	3,530,571	55,024,964
Class 2	174,190	2,900,901	1,715,986	26,307,831

		29,728,490		81,332,795

Net asset value of shares issued in
reinvestment of distributions
Class 1	79,761	1,261,819	868,550	13,944,276
Class 2	50,654	797,796	537,341	8,593,333

		2,059,615		22,537,609

Payment for shares redeemed
Class 1	(1,459,665)	(24,299,632)	(3,372,226)	(51,435,517)
Class 2	(346,611)	(5,806,332)	(475,582)	(7,254,048)

		(30,105,964)		(58,689,565)

Net increase in net assets resulting from
capital share transactions		1,682,141		45,180,839

Total increase in net assets		29,584,033		72,940,726
Net assets
Beginning of period		285,353,894		212,413,168

End of period		$314,937,927		$285,353,894

Undistributed (overdistributed) net
investment income		$4,357,787		$(7,089)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA International Equity Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen International Equity Fund, increase.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $92,873,125 and $84,082,450, respectively, for the six months ended June 30, 2007.

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $240,666,341. The gross unrealized appreciation and depreciation on securities based on tax cost was $75,940,767 and $2,927,255, respectively, with a net unrealized appreciation of $73,013,512.

As of December 31, 2006 the Fund had $5,186,119 in capital loss carryovers for federal income tax purposes with $1,598,134 expiring in 2009 and $3,587,985 expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended December 31, 2006 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended June 30, 2007, the Fund had average borrowings outstanding of $31,515 (on an annualized basis) at an average rate of 5.88% and paid interest of $1,853.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts,

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566888 rv4 8/2007

Evergreen VA Omega Fund

Evergreen

VA OMEGA FUND

Semiannual Report
as of June 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen VA Omega Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. In the international markets, emerging markets extended their performance advantage over developed markets during the six-month period. In contrast, the domestic fixed-income market increasingly struggled throughout the period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of the calendar year, concerns grew about potentially

1

LETTER TO SHAREHOLDERS continued

rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads, or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of economic growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the year, but evidence of renewed economic strength became apparent in the second quarter. Resisting the effects of weakness in the housing market and rising energy prices, the economy produced solid gains in employment and personal income. Except in those population groups most vulnerable to higher energy prices, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures.

During this period, the managers of Evergreen’s variable annuity funds implemented strategies consistent with the asset classes and investment objectives of each fund. Equity-oriented portfolios tended to focus more on achieving capital growth,

2

LETTER TO SHAREHOLDERS continued

while fixed-income portfolios were managed for both total return and income.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Aziz Hamzaogullari, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997
	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	10.35%	10.28%

Average annual return

1-year	21.70%	21.44%

5-year	10.09%	9.82%

10-year	7.04%	6.91%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Omega Fund Class 1 shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class 1	$ 1,000.00	$ 1,103.48	$ 3.65
Class 2	$ 1,000.00	$ 1,102.78	$ 4.95
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.32	$ 3.51
Class 2	$ 1,000.00	$ 1,020.08	$ 4.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.70% for Class 1 and 0.95% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 1[1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 17.80	$ 16.79	$ 16.20	$ 15.11	$ 10.79	$ 14.46

Income from investment operations
Net investment income (loss)	0.04	0.05	(0.01)	0.03	(0.02)	(0.01)[2]
Net realized and unrealized gains or losses on investments	1.80	0.96	0.63	1.06	4.34	(3.66)

Total from investment operations	1.84	1.01	0.62	1.09	4.32	(3.67)

Distributions to shareholders from
Net investment income	(0.04)	0	(0.03)	0	0	0

Net asset value, end of period	$ 19.60	$ 17.80	$ 16.79	$ 16.20	$ 15.11	$ 10.79

Total return[3]	10.35%	6.02%	3.85%	7.21%	40.04%	(25.38%)

Ratios and supplemental data
Net assets, end of period (thousands)	$74,758	$78,068	$94,372	$119,438	$108,348	$75,169
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.70%[4]	0.70%	0.71%	0.68%	0.72%	0.70%
Expenses excluding waivers/reimbursements
and expense reductions	0.70%[4]	0.70%	0.71%	0.68%	0.72%	0.70%
Net investment income (loss)	0.34%[4]	0.26%	(0.09%)	0.18%	(0.20%)	(0.06%)
Portfolio turnover rate	7%	126%	124%	169%	180%	184%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 2	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 17.62	$ 16.67	$ 16.10	$ 15.05	$ 10.78	$ 11.13

Income from investment operations
Net investment income (loss)	0.01	0.01	(0.04)	0.01	(0.03)	(0.01)[2]
Net realized and unrealized gains or losses on investments	1.80	0.94	0.61	1.04	4.30	(0.34)

Total from investment operations	1.81	0.95	0.57	1.05	4.27	(0.35)

Distributions to shareholders from
Net investment income	(0.04)	0	0[3]	0	0	0

Net asset value, end of period	$ 19.39	$ 17.62	$ 16.67	$ 16.10	$ 15.05	$ 10.78

Total return[4]	10.28%	5.70%	3.57%	6.98%	39.61%	(3.14%)

Ratios and supplemental data
Net assets, end of period (thousands)	$39,581	$37,036	$30,108	$19,662	$7,609	$ 822
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.95%[5]	0.95%	0.96%	0.93%	0.99%	0.96%[5]
Expenses excluding waivers/reimbursements
and expense reductions	0.95%[5]	0.95%	0.96%	0.93%	0.99%	0.96%[5]
Net investment income (loss)	0.09%[5]	0.02%	(0.32%)	0.04%	(0.46%)	(0.27%)[5]
Portfolio turnover rate	7%	126%	124%	169%	180%	184%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 19.5%
Diversified Consumer Services 5.6%
Apollo Group, Inc., Class A *	110,400	$6,450,672

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	25,270	1,232,418

Internet & Catalog Retail 7.3%
Amazon.com, Inc. * (p)	121,831	8,334,459

Media 2.6%
Omnicom Group, Inc	57,126	3,023,108

Multi-line Retail 0.9%
Target Corp.	15,862	1,008,823

Specialty Retail 2.0%
Best Buy Co., Inc.	29,985	1,399,400
Home Depot, Inc.	21,200	834,220

		2,233,620

CONSUMER STAPLES 8.1%
Beverages 2.7%
Coca-Cola Co.	59,993	3,138,234

Food & Staples Retailing 3.3%
Wal-Mart Stores, Inc.	66,536	3,201,047
Whole Foods Market, Inc. (p)	14,100	540,030

		3,741,077

Household Products 2.1%
Procter & Gamble Co.	38,592	2,361,444

ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	14,200	1,196,208
ConocoPhillips	14,246	1,118,311

		2,314,519

FINANCIALS 6.4%
Capital Markets 1.5%
Legg Mason, Inc.	16,900	1,662,622

Diversified Financial Services 2.4%
Citigroup, Inc.	53,795	2,759,146

Insurance 2.5%
Marsh & McLennan Cos.	92,833	2,866,683

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 21.8%
Biotechnology 7.2%
Amgen, Inc. *	79,413	$4,390,745
Biogen Idec, Inc. *	72,722	3,890,627

		8,281,372

Health Care Equipment & Supplies 8.2%
Medtronic, Inc.	54,299	2,815,946
St. Jude Medical, Inc. *	80,560	3,342,434
Zimmer Holdings, Inc. *	37,232	3,160,625

		9,319,005

Health Care Providers & Services 0.9%
WellPoint, Inc. *	13,300	1,061,739

Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	124,001	3,913,471
Novartis AG, ADR	20,700	1,160,649
Pfizer, Inc.	47,330	1,210,228

		6,284,348

INDUSTRIALS 6.2%
Air Freight & Logistics 2.2%
Expeditors International of Washington, Inc.	46,500	1,920,450
United Parcel Service, Inc., Class B	7,800	569,400

		2,489,850

Industrial Conglomerates 4.0%
Tyco International, Ltd.	135,371	4,574,186

INFORMATION TECHNOLOGY 35.5%
Communications Equipment 6.2%
Cisco Systems, Inc. *	127,103	3,539,819
QUALCOMM, Inc.	82,487	3,579,111

		7,118,930

Computers & Peripherals 4.9%
Dell, Inc. *	129,584	3,699,623
Lexmark International, Inc., Class A *	38,400	1,893,504

		5,593,127

Internet Software & Services 6.8%
eBay, Inc. *	120,415	3,874,955
Google, Inc., Class A *	7,486	3,918,022

		7,792,977

IT Services 1.6%
Affiliated Computer Services, Inc., Class A *	12,045	683,192
Automatic Data Processing, Inc.	23,087	1,119,027

		1,802,219

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 8.6%
Altera Corp. * (p)	229,338	$5,075,250
Intel Corp.	116,440	2,766,614
KLA-Tencor Corp.	12,725	699,239
Texas Instruments, Inc.	33,305	1,253,267

		9,794,370

Software 7.4%
Microsoft Corp.	133,039	3,920,659
Oracle Corp. *	232,064	4,573,982

		8,494,641

Total Common Stocks (cost $93,741,303)		113,733,589

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 9.6%
MUTUAL FUND SHARES 0.8%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	954,195	954,195

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 8.8%
Banc of America Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007,
maturity value $2,000,903	$2,000,000	2,000,000
BNP Paribas Securities, 5.43%, dated 06/29/2007, maturing 07/02/2007,
maturity value $6,002,715	6,000,000	6,000,000
Dresdner Klienwort Wasserstein Securities, LLC, 5.42%, dated 06/29/2007,
maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing
07/02/2007, maturity value $1,000,452	1,000,000	1,000,000

		10,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $10,954,195)		10,954,195

	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.01% q ø
(cost $703,942)	703,942	703,942

Total Investments (cost $105,399,440) 109.7%		125,391,726
Other Assets and Liabilities (9.7%)		(11,052,462)

Net Assets 100.0%		$114,339,264

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 342 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR American Depositary Receipt

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of June 30, 2007:

Information Technology	35.7%
Health Care	21.9%
Consumer Discretionary	19.6%
Consumer Staples	8.1%
Financials	6.4%
Industrials	6.2%
Energy	2.1%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $104,695,498) including $10,531,291 of securities
loaned	$124,687,784
Investments in affiliated money market fund, at value (cost $703,942)	703,942

Total investments	125,391,726
Receivable for Fund shares sold	149
Dividends receivable	44,898
Receivable for securities lending income	983

Total assets	125,437,756

Liabilities
Payable for Fund shares redeemed	113,613
Payable for securities on loan	10,954,195
Advisory fee payable	4,874
Distribution Plan expenses payable	812
Due to other related parties	1,049
Accrued expenses and other liabilities	23,949

Total liabilities	11,098,492

Net assets	$114,339,264

Net assets represented by
Paid-in capital	$117,302,751
Undistributed net investment income	141,193
Accumulated net realized losses on investments	(23,096,966)
Net unrealized gains on investments	19,992,286

Total net assets	$114,339,264

Net assets consists of
Class 1	$74,757,887
Class 2	39,581,377

Total net assets	$114,339,264

Shares outstanding (unlimited number of shares authorized)
Class 1	3,813,549
Class 2	2,041,697

Net asset value per share
Class 1	$19.60
Class 2	$19.39

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Dividends	$561,253
Income from affiliate	17,992
Securities lending	3,454

Total investment income	582,699

Expenses
Advisory fee	290,496
Distribution Plan expenses	47,135
Administrative services fee	55,606
Transfer agent fees	254
Trustees’ fees and expenses	2,111
Printing and postage expenses	15,888
Custodian and accounting fees	15,722
Professional fees	11,334
Other	1,580

Total expenses	440,126
Less: Expense reductions	(1,117)

Net expenses	439,009

Net investment income	143,690

Net realized and unrealized gains or losses on investments
Net realized gains on investments	2,541,398
Net change in unrealized gains or losses on investments	8,399,185

Net realized and unrealized gains or losses on investments	10,940,583

Net increase in net assets resulting from operations	$11,084,273

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006

Operations
Net investment income		$143,690		$226,928
Net realized gains on investments		2,541,398		13,919,817
Net change in unrealized gains or losses
on investments		8,399,185		(7,659,912)

Net increase in net assets resulting from
operations		11,084,273		6,486,833

Distributions to shareholders from
Net investment income
Class 1		(152,162)		0
Class 2		(76,752)		0

Total distributions to shareholders		(228,914)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	226,006	4,196,726	342,291	5,790,877
Class 2	42,649	780,030	437,637	7,415,379

		4,976,756		13,206,256

Net asset value of shares issued in
reinvestment of distributions
Class 1	8,680	152,162	0	0
Class 2	4,424	76,752	0	0

		228,914		0

Payment for shares redeemed
Class 1	(808,001)	(14,828,556)	(1,574,954)	(26,648,596)
Class 2	(107,258)	(1,997,332)	(141,907)	(2,420,522)

		(16,825,888)		(29,069,118)

Net decrease in net assets resulting from
capital share transactions		(11,620,218)		(15,862,862)

Total decrease in net assets		(764,859)		(9,376,029)
Net assets
Beginning of period		115,104,123		124,480,152

End of period	$ 114,339,264		$ 115,104,123

Undistributed net investment income	$ 141,193		$ 226,417

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Omega Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.41% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Omega Fund, increase.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $1,794 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $7,983,649 and $19,974,062, respectively, for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Fund loaned securities to certain brokers. At June 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $10,531,291 and $10,954,195, respectively.

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $105,495,191. The gross unrealized appreciation and depreciation on securities based on tax

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

cost was $20,986,090 and $1,089,555, respectively, with a net unrealized appreciation of $19,896,535.

As of December 31, 2006, the Fund had $25,539,334 in capital loss carryovers for federal income tax purposes with $9,415,219 expiring in 2009 and $16,124,115 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended June 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566901 rv4 8/2007

Evergreen VA Special Values Fund

Evergreen

VA SPECIAL VALUES FUND

Semiannual Report
as of June 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen VA Special Values Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. In the international markets, emerging markets extended their performance advantage over developed markets during the six-month period. In contrast, the domestic fixed-income market increasingly struggled throughout the period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of the calendar year, concerns grew about potentially

1

LETTER TO SHAREHOLDERS continued

rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads, or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of economic growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the year, but evidence of renewed economic strength became apparent in the second quarter. Resisting the effects of weakness in the housing market and rising energy prices, the economy produced solid gains in employment and personal income. Except in those population groups most vulnerable to higher energy prices, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures.

During this period, the managers of Evergreen’s variable annuity funds implemented strategies consistent with the asset classes and investment objectives of each fund. Equity-oriented portfolios tended to focus more on achieving capital growth,

2

LETTER TO SHAREHOLDERS continued

while fixed-income portfolios were managed for both total return and income.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• James M. Tringas, CFA

PERFORMANCE AND RETURNS
Portfolio inception date: 5/1/1998

	Class 1	Class 2
Class inception date	5/1/1998	7/31/2002

6-month return	6.71%	6.61%

Average annual return

1-year	19.05%	18.71%

5-year	12.87%	12.61%

Since portfolio inception	12.89%	12.75%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Special Values Fund Class 1 shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class 1	$ 1,000.00	$ 1,067.06	$ 4.87
Class 2	$ 1,000.00	$ 1,066.11	$ 6.15
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.08	$ 4.76
Class 2	$ 1,000.00	$ 1,018.84	$ 6.01

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class 1 and 1.20% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 1[1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 17.33	$ 16.13	$ 16.31	$ 13.78	$ 10.65	$ 12.60

Income from investment operations
Net investment income (loss)	0.16	0.13	0.16	0.16	0.01	0.02[2]
Net realized and unrealized gains or losses on
investments	0.97	3.33	1.59	2.64	3.13	(1.58)

Total from investment operations	1.13	3.46	1.75	2.80	3.14	(1.56)

Distributions to shareholders from
Net investment income	(0.01)	(0.13)	(0.16)	(0.15)	(0.01)	(0.02)
Net realized gains	(0.53)	(2.13)	(1.77)	(0.12)	0	(0.37)

Total distributions to shareholders	(0.54)	(2.26)	(1.93)	(0.27)	(0.01)	(0.39)

Net asset value, end of period	$ 17.92	$ 17.33	$ 16.13	$ 16.31	$ 13.78	$ 10.65

Total return[3]	6.71%	21.55%	10.76%	20.37%	29.52%	(12.60%)

Ratios and supplemental data
Net assets, end of period (thousands)	$117,447	$111,236	$83,784	$65,151	$46,621	$32,300
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.95%[4]	0.95%	0.98%	1.00%	1.00%	1.00%
Expenses excluding waivers/reimbursements
and expense reductions	0.95%[4]	0.95%	0.98%	1.05%	1.14%	1.13%
Net investment income (loss)	1.90%[4]	0.86%	1.13%	1.20%	0.14%	0.18%
Portfolio turnover rate	19%	55%	44%	34%	98%	61%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company’s separate account.
4 Annualized
See Notes to Financial Statements
7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS 2	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 17.27	$ 16.09	$ 16.28	$ 13.76	$ 10.65	$ 11.39

Income from investment operations
Net investment income (loss)	0.14	0.10	0.14	0.13	0	0.02[2]
Net realized and unrealized gains or losses on
investments	0.97	3.29	1.56	2.63	3.11	(0.49)

Total from investment operations	1.11	3.39	1.70	2.76	3.11	(0.47)

Distributions to shareholders from
Net investment income	(0.01)	(0.08)	(0.12)	(0.12)	0	(0.01)
Net realized gains	(0.53)	(2.13)	(1.77)	(0.12)	0	(0.26)

Total distributions to shareholders	(0.54)	(2.21)	(1.89)	(0.24)	0	(0.27)

Net asset value, end of period	$ 17.84	$ 17.27	$ 16.09	$ 16.28	$13.76	$10.65

Total return[3]	6.61%	21.19%	10.48%	20.10%	29.20%	(4.11%)

Ratios and supplemental data
Net assets, end of period (thousands)	$23,303	$22,375	$19,633	$17,162	$7,479	$1,055
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.20%[4]	1.20%	1.23%	1.25%	1.26%	1.28%[4]
Expenses excluding waivers/reimbursements
and expense reductions	1.20%[4]	1.20%	1.23%	1.30%	1.40%	1.55%[4]
Net investment income (loss)	1.65%[4]	0.60%	0.88%	0.98%	(0.11%)	0.46%[4]
Portfolio turnover rate	19%	55%	44%	34%	98%	61%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company’s separate account.
4 Annualized
See Notes to Financial Statements
8

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 95.2%
CONSUMER DISCRETIONARY 15.9%
Auto Components 1.0%
Modine Manufacturing Co.	34,012	$ 768,671
Superior Industries International, Inc. (R)	28,506	620,291

		1,388,962

Hotels, Restaurants & Leisure 4.2%
IHOP Corp.	20,636	1,123,218
Rare Hospitality International, Inc. *	65,204	1,745,511
Triarc Companies, Inc., Class A	47,400	752,238
Triarc Companies, Inc., Class B (R)	149,773	2,351,436

		5,972,403

Household Durables 3.2%
BLYTH, Inc.	12,189	323,984
Cavco Industries, Inc. *	17,785	667,293
Dixie Group, Inc. * +	32,900	411,250
Ethan Allen Interiors, Inc.	17,900	613,075
Furniture Brands International, Inc.	56,479	802,002
La-Z-Boy, Inc. (R)	37,100	425,166
Syntax-Brillian Corp. (R)	24,400	120,048
Tupperware Brands Corp.	39,730	1,141,840

		4,504,658

Leisure Equipment & Products 0.5%
Polaris Industries, Inc. (R)	12,100	655,336

Media 1.1%
Journal Communications, Inc., Class A	77,900	1,013,479
Media General, Inc., Class A	16,293	542,068

		1,555,547

Specialty Retail 3.1%
Christopher & Banks Corp.	21,100	361,865
Deb Shops, Inc. +	15,400	425,810
Finish Line, Inc., Class A	14,300	130,273
Foot Locker, Inc.	77,500	1,689,500
Pier 1 Imports, Inc. (R)	35,800	303,942
Zale Corp. *	62,763	1,494,387

		4,405,777

Textiles, Apparel & Luxury Goods 2.8%
K-Swiss, Inc., Class A	5,000	141,650
Kellwood Co.	50,896	1,431,195
Kenneth Cole Productions, Inc., Class A	31,500	778,050
Stride Rite Corp.	60,515	1,226,034
Xerium Technologies, Inc.	39,500	300,990

		3,877,919

See Notes to Financial Statements
9

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 4.8%
Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	91,820	$ 2,503,013
Topps Co.	28,880	303,529

		2,806,542

Food Products 1.7%
American Italian Pasta Co., Class A (R)	21,300	204,480
Tootsie Roll Industries, Inc.	44,175	1,224,089
TreeHouse Foods, Inc. *	33,800	899,418

		2,327,987

Household Products 0.4%
WD-40 Co.	17,600	578,512

Personal Products 0.7%
Central Garden & Pet Co. (R)	34,300	420,518
Prestige Brands Holdings, Inc. *	46,900	608,762

		1,029,280

ENERGY 7.9%
Energy Equipment & Services 2.2%
Atwood Oceanics, Inc. *	28,020	1,922,732
Carbo Ceramics, Inc. (R)	28,113	1,231,631

		3,154,363

Oil, Gas & Consumable Fuels 5.7%
BioFuel Energy Corp. * (R)	24,900	265,185
Forest Oil Corp. * (R)	36,022	1,522,290
Mariner Energy, Inc. *	91,741	2,224,719
Stone Energy Corp. *	45,500	1,558,830
Venoco, Inc. *	20,300	379,001
Whiting Petroleum Corp. *	49,640	2,011,413

		7,961,438

FINANCIALS 19.5%
Capital Markets 1.0%
ACA Capital Holdings, Inc. * (R)	37,200	442,680
Knight Capital Group, Inc., Class A *	51,700	858,220
Westwood Holdings Group, Inc. +	3,600	122,976

		1,423,876

Commercial Banks 6.7%
Amcore Financial, Inc. +	70,697	2,049,506
BancorpSouth, Inc.	78,100	1,910,326
Citizens Banking Corp.	42,285	773,816
First Citizens Bancshares, Inc., Class A	14,030	2,727,432
First Financial Bancorp	23,409	350,901
First State Bancorp	24,700	525,863

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Renasant Corp.	19,800	$ 450,252
UMB Financial Corp.	17,600	648,912

		9,437,008

Insurance 7.3%
Assured Guaranty, Ltd.	68,200	2,015,992
Endurance Specialty Holdings, Ltd.	57,702	2,310,388
Hilb, Rogal & Hobbs Co.	47,100	2,018,706
IPC Holdings, Ltd.	38,895	1,255,920
LandAmerica Financial Group, Inc.	3,070	296,224
Stewart Information Services Corp.	60,580	2,412,901

		10,310,131

Real Estate Investment Trusts 1.0%
Deerfield Triarc Capital Corp. (R)	96,500	1,411,795

Real Estate Management & Development 0.8%
Forest City Enterprises, Inc., Class A	17,710	1,088,811

Thrifts & Mortgage Finance 2.7%
BankAtlantic Bancorp, Inc., Class A	150,684	1,297,389
NewAlliance Bancshares, Inc.	123,612	1,819,569
PFF Bancorp, Inc.	25,194	703,668

		3,820,626

HEALTH CARE 2.7%
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp. *	10,550	520,537

Health Care Providers & Services 0.5%
AMN Healthcare Services, Inc. *	15,600	343,200
Cross Country Healthcare, Inc. *	24,000	400,320

		743,520

Life Sciences Tools & Services 0.6%
Cambrex Corp.	60,531	803,246

Pharmaceuticals 1.3%
Alpharma, Inc., Class A *	30,264	787,167
Aspreva Pharmaceuticals Corp. * (R)	39,663	686,170
Par Pharmaceutical Companies, Inc. *	12,000	338,760

		1,812,097

INDUSTRIALS 18.4%
Aerospace & Defense 0.7%
GenCorp, Inc. *	75,790	990,575

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 1.0%
Apogee Enterprises, Inc.	23,293	$ 648,011
Simpson Manufacturing Co., Inc. (R)	19,100	644,434
Universal Forest Products, Inc.	2,300	97,198

		1,389,643

Commercial Services & Supplies 2.9%
ACCO Brands Corp.	25,700	592,385
Deluxe Corp.	28,640	1,163,071
Heidrick & Struggles International, Inc. *	15,510	794,732
Kelly Services, Inc., Class A	16,800	461,328
Viad Corp.	24,952	1,052,226

		4,063,742

Electrical Equipment 3.2%
EnerSys, Inc. *	27,781	508,393
Franklin Electric Companies, Inc. (R)	31,000	1,462,580
Genlyte Group, Inc. *	11,300	887,502
Polypore International, Inc. *	4,500	79,454
Superior Essex, Inc. *	41,800	1,561,230

		4,499,159

Machinery 7.0%
Briggs & Stratton Corp. (R)	52,280	1,649,957
Circor International, Inc. +	24,500	990,535
Crane Co.	23,700	1,077,165
EnPro Industries, Inc. *	16,050	686,779
Gardner Denver, Inc. *	10,000	425,500
Kadant, Inc. * +	59,439	1,854,497
Mueller Industries, Inc.	91,404	3,147,954
Supreme Industries, Inc., Class A +	9,340	64,819

		9,897,206

Marine 0.6%
Horizon Lines, Inc.	25,500	835,380

Road & Rail 2.5%
Arkansas Best Corp.	36,784	1,433,473
Dollar Thrifty Automotive Group, Inc. *	23,085	942,791
Werner Enterprises, Inc.	57,400	1,156,610

		3,532,874

Trading Companies & Distributors 0.5%
NuCo2, Inc. *	25,200	646,884

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 11.5%
Communications Equipment 1.5%
3Com Corp. *	60,605	$ 250,298
Avocent Corp. *	8,400	243,684
Black Box Corp.	39,200	1,622,096

		2,116,078

Computers & Peripherals 3.1%
Adaptec, Inc. *	200,000	762,000
Imation Corp.	73,935	2,725,244
Quantum Corp. *	184,972	586,361
Silicon Graphics, Inc.	9,803	260,172

		4,333,777

Electronic Equipment & Instruments 1.9%
AVX Corp.	30,300	507,222
Insight Enterprises, Inc. *	6,900	155,733
Kemet Corp. *	32,000	225,600
Orbotech, Ltd. *	42,500	948,600
Technitrol, Inc.	29,800	854,366

		2,691,521

IT Services 1.2%
Gevity HR, Inc.	31,300	605,029
MoneyGram International, Inc.	38,750	1,083,062

		1,688,091

Semiconductors & Semiconductor Equipment 2.5%
Cabot Microelectronics Corp. * (R)	29,200	1,036,308
Conexant Systems, Inc. *	95,700	132,066
Cree, Inc. * (R)	15,800	408,430
DSP Group, Inc. *	14,624	299,353
Exar Corp. *	25,125	336,675
Lattice Semiconductor Corp. *	59,140	338,281
Nextest Systems Corp. *	7,200	98,424
Standard Microsystems Corp. *	19,140	657,268
Zoran Corp. *	6,900	138,276

		3,445,081

Software 1.3%
Borland Software Corp. *	121,502	721,722
Corel Corp. *	52,000	689,000
Novell, Inc. *	60,100	468,179

		1,878,901

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 10.8%
Chemicals 2.0%
A. Schulman, Inc.	33,790	$ 822,111
American Pacific Corp. * +	18,200	278,278
Arch Chemicals, Inc.	48,761	1,713,461

		2,813,850

Construction Materials 1.3%
Eagle Materials, Inc.	36,086	1,770,018

Containers & Packaging 2.0%
Owens-Illinois, Inc. *	52,460	1,836,100
Packaging Corporation of America	40,270	1,019,234

		2,855,334

Metals & Mining 2.0%
Quanex Corp. (R)	58,728	2,860,054

Paper & Forest Products 3.5%
Deltic Timber Corp.	4,870	266,974
Glatfelter	47,114	640,279
Louisiana-Pacific Corp.	56,696	1,072,688
Neenah Paper, Inc.	49,785	2,054,129
Schweitzer-Mauduit International, Inc.	27,211	843,541

		4,877,611

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Citizens Communications Co.	38,103	581,833

UTILITIES 3.3%
Electric Utilities 2.6%
Allete, Inc.	50,239	2,363,745
El Paso Electric Co. *	54,400	1,336,064

		3,699,809

Gas Utilities 0.7%
Atmos Energy Corp.	31,900	958,914

Total Common Stocks (cost $113,839,968)		134,016,706

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 11.8%
MUTUAL FUND SHARES 0.4%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	584,336	584,336

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 11.4%
Banc of America Securities, LLC, 5.42%, dated 06/29/2007, maturing
07/02/2007, maturity value $3,001,355	$3,000,000	$ 3,000,000
BNP Paribas Securities, 5.43%, dated 06/29/2007, maturing 07/02/2007,
maturity value $5,002,263	5,000,000	5,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 06/29/2007, maturing
07/02/2007, maturity value $2,000,903	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing
07/02/2007, maturity value $2,000,905	2,000,000	2,000,000
Dresdner Klienwort Wasserstein Securities, LLC, 5.42%, dated 06/29/2007,
maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Merrill Lynch & Co., Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007,
maturity value $2,000,903	2,000,000	2,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing
07/02/2007, maturity value $1,000,453	1,000,000	1,000,000

		16,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $16,584,336)		16,584,336

	Shares	Value

SHORT-TERM INVESTMENTS 3.4%
MUTUAL FUND SHARES 3.4%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø
(cost $4,812,673)	4,812,673	4,812,673

Total Investments (cost $135,236,977) 110.4%		155,413,715
Other Assets and Liabilities (10.4%)		(14,663,199)

Net Assets 100.0%		$ 140,750,516

(R)	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 398 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of June 30, 2007:

Financials	20.5%
Industrials	19.3%
Consumer Discretionary	16.7%
Information Technology	12.1%
Materials	11.3%
Energy	8.3%
Consumer Staples	5.0%
Utilities	3.5%
Health Care	2.9%
Telecommunication Services	0.4%

100.0%

See Notes to Financial Statements
15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $114,424,304) including $15,698,550 of
securities loaned	$ 134,601,042
Investments in repurchase agreements, at value (cost $16,000,000)	16,000,000
Investments in affiliated money market fund, at value (cost $4,812,673)	4,812,673

Total investments	155,413,715
Receivable for securities sold	2,302,672
Receivable for Fund shares sold	77,276
Dividends receivable	114,655
Receivable for securities lending income	15,510

Total assets	157,923,828

Liabilities
Payable for securities purchased	515,838
Payable for Fund shares redeemed	49,298
Payable for securities on loan	16,584,336
Advisory fee payable	9,055
Distribution Plan expenses payable	482
Due to other related parties	1,134
Accrued expenses and other liabilities	13,169

Total liabilities	17,173,312

Net assets	$ 140,750,516

Net assets represented by
Paid-in capital	$ 110,999,267
Undistributed net investment income	1,259,617
Accumulated net realized gains on investments	8,314,894
Net unrealized gains on investments	20,176,738

Total net assets	$ 140,750,516

Net assets consists of
Class 1	$ 117,447,167
Class 2	23,303,349

Total net assets	$ 140,750,516

Shares outstanding (unlimited number of shares authorized)
Class 1	6,555,100
Class 2	1,306,426

Net asset value per share
Class 1	$ 17.92
Class 2	$ 17.84

See Notes to Financial Statements
16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Dividends	$ 1,716,585
Income from affiliate	130,561
Securities lending	89,151

Total investment income	1,936,297

Expenses
Advisory fee	528,389
Distribution Plan expenses	28,340
Administrative services fee	67,528
Transfer agent fees	166
Trustees’ fees and expenses	1,952
Printing and postage expenses	16,211
Custodian and accounting fees	19,150
Professional fees	13,042
Other	1,610

Total expenses	676,388
Less: Expense reductions	(1,631)

Net expenses	674,757

Net investment income	1,261,540

Net realized and unrealized gains or losses on investments
Net realized gains on investments	8,377,681
Net change in unrealized gains or losses on investments	(733,930)

Net realized and unrealized gains or losses on investments	7,643,751

Net increase in net assets resulting from operations	$ 8,905,291

See Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006

Operations
Net investment income	$ 1,261,540		$ 970,567
Net realized gains on investments	8,377,681		17,174,231
Net change in unrealized gains or losses
on investments	(733,930)		4,851,882

Net increase in net assets resulting from
operations	8,905,291		22,996,680

Distributions to shareholders from
Net investment income
Class 1	(54,005)		(798,109)
Class 2	(10,601)		(106,388)
Net realized gains
Class 1	(3,390,081)		(12,056,568)
Class 2	(681,694)		(2,495,532)

Total distributions to shareholders	(4,136,381)		(15,456,597)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	404,199	7,083,258	1,269,953	22,118,777
Class 2	32,393	569,475	41,306	712,113

	7,652,733		22,830,890

Net asset value of shares issued in
reinvestment of distributions
Class 1	205,249	3,444,086	734,315	12,854,677
Class 2	41,430	692,295	149,333	2,601,920

	4,136,381		15,456,597

Payment for shares redeemed
Class 1	(474,212)	(8,327,364)	(779,312)	(13,624,470)
Class 2	(62,732)	(1,090,596)	(115,694)	(2,009,201)

	(9,417,960)		(15,633,671)

Net increase in net assets resulting from
capital share transactions	2,371,154		22,653,816

Total increase in net assets	7,140,064		30,193,899
Net assets
Beginning of period	133,610,452		103,416,553

End of period	$ 140,750,516		$ 133,610,452

Undistributed net investment income	$ 1,259,617		$ 62,683

See Notes to Financial Statements
18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Special Values Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

Currently, shares of the Fund are only available for purchase by existing shareholders, including qualified retirement plans and their successor plans and insurance companies that have entered into participation agreements relating to the Fund. In addition, members of the Fund’s portfolio management team may open new accounts.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Special Values Fund, increase.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $7,111 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $30,329,058 and $25,518,971, respectively, for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Fund loaned securities to certain brokers. At June 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $15,698,550 and $16,584,336, respectively.

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $135,310,789. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,862,113 and $3,759,187, respectively, with a net unrealized appreciation, of $20,102,926.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended June 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and meas-

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

urement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566890 rv4 8/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566890   rv4     8/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 17, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: August 17, 2007